UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	10/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus International Stock Index Fund

ANNUAL REPORT October 31, 2008

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
39	Statement of Financial Futures
40	Statement of Assets and Liabilities
41	Statement of Operations
42	Statement of Changes in Net Assets
43	Financial Highlights
44	Notes to Financial Statements
53	Report of Independent Registered
Public Accounting Firm
54	Important Tax Information
55	Board Members Information
58	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus International Stock Index Fund

We present to you this annual report for Dreyfus International Stock Index Fund, covering the 12-month period from November 1, 2007, through October 31, 2008.

These are difficult times for international investors. A credit crunch that began in the United States in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions. Meanwhile, the global economic slowdown has gathered momentum, depressing investor sentiment, consumer confidence and business investment around the world. These factors undermined equity returns in most regions, including formerly high-flying emerging markets.

The depth and duration of the economic downturn will depend on how quickly the global financial system can be stabilized.We believe that government efforts in the United States and Europe meet several critical requirements for addressing today’s financial stresses, and we expect them to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the mean-time,we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation November 17, 2008

Fund and Market Performance Overview

For the 12-month period ended October 31,2008,Dreyfus International Stock Index Fund produced a total return of –46.37% .1 This compares with a –46.62% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Free Index (the “MSCI EAFE Free Index” or the “Index”), during the same period.2

International stock markets fell sharply during an especially turbulent reporting period due to a worldwide economic slowdown and an intensifying global financial crisis, which was particularly severe over the last two months of the reporting period.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Free Index, a broadly diversified, international index composed of approximately 1,100 stocks that trade in 21 major markets outside the United States. The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Free Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Free Index.

International Equities Suffered in a Global Financial Crisis

Following a downward trend established by the United States, most regions of the world were adversely affected by slowing economic growth, which fueled fears of a potentially deep and prolonged global recession. As global demand eased, commodity prices that had soared over the reporting period’s first half plummeted over the second half. Meanwhile, a global credit crunch that began in 2007 developed into a

The Fund 3

D I S C U S S I O N O F F U N D P E R F O R M A N C E (continued)

full-blown financial crisis later in the reporting period, nearly leading to the collapse of the global banking system in September 2008. Government and regulatory authorities intervened, pumping billions of dollars into the system to restore a degree of investor confidence.These efforts included capital infusions by the United States, United Kingdom and other governments, as well as coordinated reductions of short-term interest rates by major central banks.

As market conditions deteriorated, many highly leveraged institutional investors were forced to de-lever their portfolios, selling their more liquid investments to raise cash for margin calls and redemptions. Selling pressure led to broadly lower prices even among fundamentally sound markets and stocks. In addition, the financial crisis left many companies scrambling to secure funding from a rapidly shrinking supply of available credit.

Broad-Based Declines Hurt All Countries and Sectors

All 21 countries tracked by the Index posted negative double-digit absolute returns. Some of the Index’s greater disappointments came from Great Britain, Japan, France, Germany and Australia. Conversely, New Zealand, Portugal, Austria, Ireland and Greece were among the Index’s better relative performers. From a market sector standpoint, the Index’s most significant laggards included the banking, materials, capital goods, diversified financials and energy industry groups, while results were better from stocks within the household and personal products, health care equipment and services, semiconductor, commercial services and suppliers, and software and services areas.

Belgium’s Fortis, the Royal Bank of Scotland and the National Bank of Greece fell sharply due to difficulties encountered in the global credit crisis.The Index also showed declines among individual stocks such as global commodities chain manager Noble Group, a Hong Kong company that manages the flow of raw materials from source to destination.

Some of the Index’s better performers were located in Hong Kong, where Wing Lung Bank rebounded from earlier weakness. A number of Japanese stocks also performed relatively well, including Fast Retailing Co., a casual-wear retailer. Other winners included lender Acom and Hisamitsu Pharmaceutical, a manufacturer and supplier of transdermal patches used primarily to treat pain.

Results in Australia and Germany were mixed. In Australia, laggards included investment management firm Babcock & Brown and Macquarie Goodman Group,an industrial real estate firm.A more favorable contribution to performance came from Origin Energy, a seller of natural gas, electricity and liquefied petroleum gas. In Germany, while the Index’s performance was stifled by department store retailer Karstadt Quelle, automobile maker Volkswagen proved to be the Index’s second best performing stock for the reporting period.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the MSCI EAFE Free Index by closely approximating its composition. In our view, one of the benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/08
	1 Year	5 Years	10 Years

Fund	(46.37)%	3.30%	0.99%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus International Stock Index Fund on 10/31/98 to a
$10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Free Index (the
“Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries and includes net dividends reinvested and reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the security or country level. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008

Expenses paid per $1,000†	$ 2.40
Ending value (after expenses)	$591.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

Expenses paid per $1,000†	$ 3.05
Ending value (after expenses)	$1,022.12

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS O c t o b e r 3 1 , 2 0 0 8

Common Stocks—96.4%	Shares		Value ($)

Australia—5.8%
AGL Energy	17,165		158,682
Alumina	60,463		84,015
Amcor	34,100		130,912
AMP	77,271		280,475
Aristocrat Leisure	12,996		32,783
Asciano Group	20,850		29,112
ASX	7,107		141,032
Australia & New Zealand Banking Group	78,334		903,375
AXA Asia Pacific Holdings	32,642		95,450
Babcock & Brown	9,065		7,819
Bendigo and Adelaide Bank	11,778		104,315
BHP Billiton	137,300		2,618,871
Billabong International	6,249		49,492
BlueScope Steel	34,848		101,644
Boart Longyear Group	62,017		17,858
Boral	24,301		72,602
Brambles	54,273		285,343
Caltex Australia	4,873		30,247
CFS Retail Property Trust	75,030		101,535
Coca-Cola Amatil	23,138		123,247
Cochlear	2,530		95,590
Commonwealth Bank of Australia	53,951		1,456,685
Computershare	17,767		98,886
Crown	17,377		77,173
CSL	23,852		577,152
CSR	37,349		53,535
Dexus Property Group	114,018		56,532
Fairfax Media	57,398		73,077
Fortescue Metals Group	48,260	[a]	95,203
Foster’s Group	81,038		306,700
Goodman Fielder	49,986		54,744
Goodman Group	64,963		40,587
GPT Group	77,014		38,158
Harvey Norman Holdings	20,532		35,114
Incitec Pivot	47,460		128,025
Insurance Australia Group	76,973		193,779

Common Stocks (continued)	Shares		Value ($)

Australia (continued)
James Hardie Industries	16,388		46,158
Leighton Holdings	6,087		100,423
Lend Lease	14,124		65,384
Lion Nathan	11,086		64,511
Macquarie Airports	25,551		36,291
Macquarie Group	10,754		210,861
Macquarie Infrastructure Group	95,835		124,637
Macquarie Office Trust (Units)	72,900		13,823
Metcash	34,761		93,016
Mirvac Group	38,986		26,814
National Australia Bank	66,469		1,070,883
Newcrest Mining	19,017		262,552
OneSteel	34,146		78,130
Orica	15,007		192,824
Origin Energy	35,247		365,526
OZ Minerals	105,379		65,950
Paladin Energy	19,374	[a]	29,825
Perpetual	1,401		32,402
Qantas Airways	37,434		60,073
QBE Insurance Group	36,283		621,050
Rio Tinto	11,401		585,663
Santos	25,109		226,971
Sims Group	5,776		55,775
Sonic Healthcare	13,671		123,967
St. George Bank	23,011		426,431
Stockland	59,258		158,972
Suncorp-Metway	38,486		204,933
Tabcorp Holdings	23,546		106,839
Tatts Group	49,469		81,874
Telstra	178,306		486,028
Toll Holdings	25,864		102,584
Transurban Group	45,946		164,387
Wesfarmers	31,398		445,890
Westfield Group	71,602		790,186
Westpac Banking	76,513		1,046,888
Woodside Petroleum	19,233		537,065

The Fund 9

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Australia (continued)
Woolworths	49,622		912,577
WorleyParsons	6,300		62,339
			18,830,251
Austria—.3%
Andritz	1,336		37,457
Atrium European Real Estate	11,588	[a]	52,164
Erste Group Bank	7,631		200,691
IMMOEAST	14,496	[a]	17,279
IMMOFINANZ	16,716	[a]	18,441
OMV	6,689		211,965
Raiffeisen International Bank Holding	2,034		63,191
Strabag	1,910		36,959
Telekom Austria	13,353		162,550
Verbund-Oesterreichische
Elektrizitaetswirtschafts, Cl. A	2,986		140,097
Vienna Insurance Group	1,383		36,828
Voestalpine	4,288		103,311
Wienerberger	3,151		51,544
			1,132,477
Belgium—.7%
Belgacom	7,027		238,270
Colruyt	695		155,108
Compagnie Nationale a Portefeuille	1,630		87,100
Delhaize Group	4,114		228,886
Dexia	19,828		102,583
Fortis	88,615		100,008
Groupe Bruxelles Lambert	3,128		226,505
Groupe Bruxelles Lambert (Strip)	236	[a]	6
InBev	7,389		294,910
KBC Ancora	1,307		38,119
KBC Groep	6,364		270,341
Mobistar	1,138		74,966
Solvay	2,407		221,926
UCB	3,799		96,130
Umicore	5,693		100,778
			2,235,636

Common Stocks (continued)	Shares		Value ($)

China—.0%
C.C. Land Holdings	30,000		5,332
Foxconn International Holdings	83,000	[a]	29,964
			35,296
Denmark—.9%
AP Moller—Maersk, Cl. A	23		133,157
AP Moller—Maersk, Cl. B	44		251,739
Carlsberg, Cl. B	2,819		110,403
Coloplast, Cl. B	1,027		74,322
Danisco	1,915		82,499
Danske Bank	18,731		274,295
DSV	7,324		87,298
FLSmidth & Co.	2,007		74,159
Jyske Bank	2,176	[a]	64,101
Novo Nordisk, Cl. B	18,684		992,620
Novozymes, Cl. B	1,759		123,402
Rockwool International, Cl. B	243		16,303
Sydbank	2,192		33,592
Topdanmark	627	[a]	67,262
TrygVesta	1,026		61,322
Vestas Wind Systems	7,346	[a]	298,331
William Demant Holding	980	[a]	37,213
			2,782,018
Finland—1.4%
Cargotec, Cl. B	1,444		19,849
Elisa	5,537		82,640
Fortum	17,656		430,088
Kesko, Cl. B	2,668		61,912
Kone, Cl. B	6,585		145,626
Metso	4,783		62,834
Neste Oil	4,602		72,128
Nokia	155,309		2,398,731
Nokian Renkaat	4,614		59,795
Orion, Cl. B	3,310		48,310
Outokumpu	4,446		45,666
Pohjola Bank, Cl. A	5,043		66,762

The Fund 11

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Finland (continued)
Rautaruukki	3,101		50,136
Sampo, Cl. A	17,201		339,610
Sanoma	3,180		48,349
Stora Enso, Cl. R	23,946		220,449
UPM-Kymmene	21,048		295,191
Wartsila	3,161		79,204
YIT	5,145		31,773
			4,559,053
France—9.8%
Accor	8,058		310,065
ADP	1,217		71,451
Air France-KLM	4,856		69,181
Air Liquide	10,067		859,182
Alcatel-Lucent	97,590	[a]	248,736
Alstom	8,435		409,926
Atos Origin	2,750		63,117
AXA	63,014		1,186,591
BNP Paribas	33,118		2,351,743
Bouygues	10,064		423,433
Bureau Veritas	1,472		52,040
Cap Gemini	5,317		169,028
Carrefour	25,839		1,078,632
Casino Guichard Perrachon	1,681		116,172
Christian Dior	2,006		120,140
Cie de Saint-Gobain	11,292		429,924
Cie Generale d’Optique Essilor International	8,105		360,332
CNP Assurances	1,459		116,519
Compagnie Generale de Geophysique-Veritas	6,031	[a]	95,672
Compagnie Generale des
Etablissements Michelin, Cl. B	6,012		305,818
Credit Agricole	35,545		506,395
Dassault Systemes	2,794		114,543
Eiffage	1,558		59,269
Electricite de France	8,216		488,620
Eramet	193		38,423
Eurazeo	1,061		63,100
Eutelsat Communications	3,172		67,453

Common Stocks (continued)	Shares		Value ($)

France (continued)
France Telecom	74,398		1,858,511
GDF SUEZ	44,532		1,956,932
Gecina	669		46,081
Groupe Danone	17,846		983,034
Hermes International	2,850		365,009
ICADE	739		43,893
Imerys	1,074		48,347
JC Decaux	2,248		38,654
Klepierre	2,777		63,103
L’Oreal	10,158		760,166
Lafarge	5,833		379,554
Lagardere	5,107		200,754
Legrand	3,955		65,197
LVMH Moet Hennessy Louis Vuitton	9,755		641,563
M6-Metropole Television	3,249		50,675
Natixis	37,520		81,357
Neopost	1,237		102,585
PagesJaunes Groupe	4,274		40,160
Pernod-Ricard	6,554		422,024
Peugeot	6,519		171,901
PPR	3,122		196,360
Publicis Groupe	4,951		110,809
Renault	7,393		223,681
Safran	7,800		97,919
Sanofi-Aventis	42,730		2,678,312
Schneider Electric	8,813		521,889
Scor	6,516		105,349
Societe BIC	1,052		55,041
Societe Generale	19,011		1,016,712
Societe Television Francaise 1	4,756		60,248
Sodexo	3,616		171,994
Suez Environnement	10,962 [a]	[a]	208,506
Technip	3,926		115,747
Thales	3,490		138,518
Total	87,707		4,761,765
Unibail-Rodamco	3,299		489,447

The Fund 13

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

France (continued)
Valeo	3,209		55,300
Vallourec	2,072		228,584
Veolia Environnement	15,564		379,128
Vinci	16,553		587,513
Vivendi	47,429		1,227,208
Wendel	1,132		53,169
Zodiac	1,889		73,034
			32,051,238
Germany—8.1%
Adidas	8,387		292,786
Allianz	18,409		1,354,396
Arcandor	4,661	[a]	10,934
BASF	38,533		1,273,830
Bayer	31,085		1,701,257
Bayerische Motoren Werke	13,620		347,404
Beiersdorf	3,345		174,331
Bilfinger Berger	1,403		63,495
Celesio	3,521		103,494
Commerzbank	27,418		293,090
Continental	5,802		238,081
Daimler	35,352		1,201,845
Deutsche Bank	22,110		825,400
Deutsche Boerse	7,783		611,796
Deutsche Lufthansa	8,954		124,214
Deutsche Post	34,711		380,733
Deutsche Postbank	3,223		65,023
Deutsche Telekom	116,399		1,709,210
E.ON	77,229		2,904,620
Fraport	1,528		49,060
Fresenius	1,281		74,721
Fresenius Medical Care & Co.	7,860		351,433
GEA Group	5,764		82,812
Hamburger Hafen und Logistik	1,184		40,237
Hannover Rueckversicherung	2,187		54,522
HeidelbergerCement	918		67,807
Henkel & Co.	5,348		130,477
Hochtief	1,550		47,624

Common Stocks (continued)	Shares		Value ($)

Germany (continued)
Hypo Real Estate Holding	7,752		50,919
Infineon Technologies	33,834	[a]	105,328
IVG Immobilien	3,487		22,949
K+S	5,958		231,789
Linde	5,366		443,033
MAN	4,469		219,480
Merck	2,713		239,371
Metro	4,266		135,671
Muenchener Rueckversicherungs	8,409		1,097,229
Puma	242		40,332
Q-Cells	2,408	[a]	93,131
Rheinmetall	1,480		45,191
RWE	18,105		1,487,456
Salzgitter	1,544		100,165
SAP	35,523		1,243,469
Siemens	35,314		2,080,481
Solarworld	3,106		76,960
ThyssenKrupp	14,436		274,767
TUI	8,161		98,726
United Internet	4,560		40,476
Volkswagen	5,914		3,745,886
Wacker Chemie	645		70,069
			26,517,510
Greece—.5%
Alpha Bank	15,929		229,863
Coca-Cola Hellenic Bottling	6,164		85,198
EFG Eurobank Ergasias	12,045		129,216
Hellenic Petroleum	4,036		33,164
Hellenic Telecommunications Organization	11,546		161,636
Marfin Investment Group	24,710	[a]	107,161
National Bank of Greece	19,855		430,530
OPAP	8,652		187,169
Piraeus Bank	11,949		150,005
Public Power	4,070		49,752
Titan Cement	2,341		39,481
			1,603,175

The Fund 15

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Hong Kong—1.9%
ASM Pacific Technology	8,000		26,588
Bank of East Asia	52,991		104,514
BOC Hong Kong Holdings	143,000		160,177
Cathay Pacific Airways	45,000		55,241
Cheung Kong Holdings	55,000		535,554
Cheung Kong Infrastructure Holdings	19,000		68,986
Chinese Estates Holdings	44,000		33,315
CITIC International Financial Holdings	61,000	[a]	35,084
CLP Holdings	83,788		568,937
Esprit Holdings	41,500		232,966
Hang Lung Group	32,000		103,980
Hang Lung Properties	86,000		207,789
Hang Seng Bank	30,700		380,562
Henderson Land Development	40,762		145,023
Hong Kong & China Gas	155,483		274,856
Hong Kong Aircraft Engineerg	2,000		15,663
Hong Kong Exchanges & Clearing	41,000		419,108
HongKong Electric Holdings	56,000		302,334
Hopewell Holdings	24,000		73,296
Hutchison Telecommunications International	74,000	[a]	80,103
Hutchison Whampoa	84,800		464,152
Hysan Development	27,000		41,727
Kerry Properties	25,000		62,021
Kingboard Chemical Holdings	22,000		43,100
Lee & Man Paper Manufacturing	13,000		4,285
Li & Fung	86,600		174,122
Lifestyle International Holdings	22,000		14,307
Link REIT	84,500		147,205
Mongolia Energy	126,000	[a]	52,895
MTR	54,000		120,622
New World Development	87,191		73,296
NWS Holdings	37,000		38,541
Orient Overseas International	8,300		14,686
Pacific Basin Shipping	56,000		29,303
PCCW	152,207		56,952
Shangri-La Asia	48,000		67,133
Shun TAK Holdings	36,000		7,306

Common Stocks (continued)	Shares		Value ($)

Hong Kong (continued)
Sino Land	70,664		60,591
Sun Hung Kai Properties	57,699		496,414
Swire Pacific, Cl. A	33,500		233,741
Television Broadcasts	12,000		33,114
Wharf Holdings	54,192		106,427
Wheelock & Co.	40,000		60,249
Wing Hang Bank	7,000		32,746
Wing Lung Bank	2,700		55,318
Yue Yuen Industrial Holdings	24,800		49,108
			6,363,437
Ireland—.4%
Allied Irish Banks	37,463		182,182
Anglo Irish Bank	27,946		88,593
Bank of Ireland	37,375		109,005
CRH	21,486		468,621
Elan	18,043	[a]	133,845
Irish Life & Permanent	10,532		36,059
Kerry Group, Cl. A	6,106		137,821
Ryanair Holdings	4,000	[a]	13,644
			1,169,770
Italy—3.4%
A2A	46,138		83,370
Alleanza Assicurazioni	18,339		120,925
Assicurazioni Generali	43,063		1,073,558
Atlantia	9,957		180,426
Autogrill	3,846		30,520
Banca Carige	29,208		61,704
Banca Monte dei Paschi di Siena	100,904		193,207
Banca Popolare di Milano Scarl	15,093		87,081
Banco Popolare	7,146		87,806
Banco Popolare di Verona	19,243	[a]	236,447
Bulgari	6,217		45,945
Enel	176,282		1,166,853
ENI	105,801		2,486,010
Fiat	29,409		230,279
Finmeccanica	11,819		143,112
Finmeccanica (Rights)	11,539	[a]	4,824

The Fund 17

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares	Value ($)

Italy (continued)
Fondiaria-SAI	2,598	48,164
IFIL Investments	9,871	30,041
Intesa Sanpaolo	347,584	1,228,979
Italcementi	5,915	53,073
Lottomatica	2,428	56,176
Luxottica Group	5,328	106,342
Mediaset	29,866	160,765
Mediobanca	20,021	225,443
Mediolanum	8,361	32,252
Parmalat	73,848	128,291
Pirelli & C	100,796	35,149
Prysmian	4,679	56,069
Saipem	10,705	197,034
Snam Rete Gas	30,285	152,191
Telecom Italia	605,882	619,394
TERNA SPA	51,101	163,617
UniCredit	461,883	1,105,788
Unione di Banche Italiane	24,932	415,107
Unipol Gruppo Finanziario	30,497	53,367
		11,099,309
Japan—23.2%
77 Bank	16,000	76,042
Acom	36	1,362
Advantest	5,800	85,110
Aeon	26,000	248,504
Aeon Credit Service	3,960	43,091
AEON Mall	2,800	68,591
Aiful	2,525	12,028
Aioi Insurance	17,000	69,240
Aisin Seiki	8,200	142,744
Ajinomoto	26,800	234,971
Alfresa Holdings	1,100	48,296
All Nippon Airways	25,000	95,606
Alps Electric	6,000	32,612
Amada	15,000	70,126
Aozora Bank	19,959	16,688
Asahi Breweries	15,600	260,585

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Asahi Glass	39,800	255,384
Ashai Kasei	50,900	194,729
Asics	6,000	38,003
Astellas Pharma	20,079	822,200
Bank of Kyoto	13,000	136,344
Bank of Yokohama	50,000	240,405
Benesse	3,200	134,905
Bridgestone	24,400	423,566
Brother Industries	10,100	70,680
Canon	43,450	1,497,613
Canon Marketing Japan	3,100	51,975
Casio Computer	8,900	58,091
Central Japan Railway	64	524,469
Chiba Bank	33,000	160,904
Chubu Electric Power	27,000	712,031
Chugai Pharmaceutical	8,428	119,522
Chugoku Bank	6,000	83,037
Chugoku Electric Power	11,300	277,255
Chuo Mitsui Trust Holdings	39,380	155,151
Citizen Holdings	13,000	71,484
COCA-COLA WEST HOLDINGS	2,700	54,079
Cosmo Oil	27,000	57,748
Credit Saison	6,500	68,604
CSK HOLDINGS	3,600	30,072
Dai Nippon Printing	24,800	292,521
Daicel Chemical Industries	11,000	39,712
Daido Steel	14,200	44,744
Daihatsu Motor	8,000	59,522
Daiichi Sankyo	27,883	571,529
Daikin Industries	11,100	249,874
Dainippon Sumitomo Pharma	7,000	54,993
Daito Trust Construction	3,200	134,656
Daiwa House Industry	21,400	189,023
Daiwa Securities Group	54,000	300,423
Dena	11	24,331
Denki Kagaku Kogyo	18,600	41,971
Denso	19,500	385,708

The Fund 19

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
Dentsu	81		132,486
DIC	24,000		38,466
Dowa Holdings	11,000		33,897
Dowa Holdings (Rights)	7,000	[a]	0
East Japan Railway	139		989,351
Eisai	10,400		342,430
Electric Power Development	5,180		153,876
Elpida Memory	3,900	[a]	20,433
FamilyMart	2,600		104,009
Fanuc	7,800		530,260
Fast Retailing	1,900		200,527
Fuji Electric Holdings	21,000		31,308
Fuji Heavy Industries	25,000		87,243
Fuji Media Holdings	11		13,209
FUJIFILM Holdings	19,600		434,794
Fujitsu	72,800		290,181
Fukuoka Financial Group	29,000		94,852
Furukawa Electric	26,000		77,983
Gunma Bank	15,000		77,708
Hachijuni Bank	18,000		88,172
Hakuhodo DY Holdings	1,170		53,130
Hankyu Hashin Holdings	49,000		231,784
Haseko	44,500		39,827
Hikari Tsushin	700		10,210
Hino Motors	10,000		23,062
Hirose Electric	1,200		105,076
Hiroshima Bank	19,000		70,435
Hisamitsu Pharmaceutical	2,900		121,433
Hitachi	137,900		641,422
Hitachi Chemical	3,700		37,800
Hitachi Construction Machinery	4,200		48,066
Hitachi High-Technologies	2,700		44,437
Hitachi Metals	7,000		52,630
Hokkaido Electric Power	8,100		184,419
Hokuhoku Financial Group	48,000		94,523
Hokuriku Electric Power	7,200		188,823
Honda Motor	67,220		1,672,175

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
HOYA	16,600		308,204
Ibiden	5,700		109,490
Idemitsu Kosan	1,000		58,751
IHI	49,000		60,735
INPEX	34		198,036
Isetan Mitsukoshi Holdings	13,020	[a]	124,239
Isuzu Motors	47,000		82,044
Ito En	3,300		53,010
Itochu	62,500		338,034
Itochu Techno-Solutions	1,400		33,449
Iyo Bank	11,000		120,212
J Front Retailing	21,800		98,650
Jafco	1,600		44,268
Japan Airlines	35,600	[a]	81,139
Japan Petroleum Exploration	1,000		38,380
Japan Prime Realty Investment	21		37,471
Japan Real Estate Investment	18		160,156
Japan Retail Fund Investment	13		48,255
Japan Steel Works	14,000		98,793
Japan Tobacco	180		640,190
JFE Holdings	20,760		545,121
JGC	8,000		85,055
Joyo Bank	26,462		124,333
JS Group	11,424		152,305
JSR	6,700		77,845
JTEKT	7,300		56,336
Jupiter Telecommunications	109		73,382
Kajima	31,800		93,884
Kamigumi	11,400		91,947
Kaneka	12,000		56,724
Kansai Electric Power	31,399		800,134
Kansai Paint	11,000		62,030
Kao	21,000		608,051
Kawasaki Heavy Industries	64,000		115,699
Kawasaki Kisen Kaisha	25,000		97,398
KDDI	119		712,106
Keihin Electric Express Railway	18,000		139,240

The Fund 21

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
Keio	24,000		124,064
Keisei Electric Railway	10,000		48,885
Keyence	1,514		292,848
Kikkoman	8,000		80,005
Kinden	5,000		42,149
Kintetsu	66,354		254,538
Kirin Holdings	33,000		361,807
Kobe Steel	113,000		182,616
Komatsu	35,900		390,451
Konami	4,300		78,672
Konica Minolta Holdings	18,500		120,625
Kubota	46,000		236,761
Kuraray	13,500		102,116
Kurita Water Industries	4,200		95,431
Kyocera	6,400		374,484
Kyowa Hakko Kogyo	9,705		80,468
Kyushu Electric Power	15,600		363,830
Lawson	2,900		143,075
Leopalace21	4,800		36,647
Mabuchi Motor	1,100		43,242
Makita	4,600		85,855
Marubeni	67,000		266,022
Marui Group	10,600		65,926
Maruichi Steel Tube	2,000		46,418
Mazda Motor	34,000		77,128
Mediceo Paltac Holdings	5,600		60,611
Meiji Dairies	13,000		60,261
Minebea	12,000		32,073
Mitsubishi	55,300		919,361
Mitsubishi Chemical Holdings	51,600		211,910
Mitsubishi Electric	77,000		475,334
Mitsubishi Estate	48,000		846,295
Mitsubishi Gas Chemical	15,000		56,426
Mitsubishi Heavy Industries	128,700		411,731
Mitsubishi Logistics	4,000		36,789
Mitsubishi Materials	48,000		110,721
Mitsubishi Motors	152,000	[a]	209,435

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
Mitsubishi Rayon	20,000		43,731
Mitsubishi Tanabe Pharma	9,000		93,728
Mitsubishi UFJ Financial Group	419,090		2,584,949
Mitsubishi UFJ Lease & Finance	2,810		68,620
Mitsui & Co.	70,400		677,843
Mitsui Chemicals	28,000		99,224
Mitsui Engineering & Shipbuilding	30,000		41,606
Mitsui Fudosan	34,000		586,312
Mitsui Mining & Smelting	20,000		36,380
Mitsui OSK Lines	45,000		238,672
Mitsui Sumitomo Insurance Group Holdings	15,169		432,987
Mitsumi Electric	3,100		40,481
Mizuho Financial Group	395		947,567
Mizuho Trust & Banking	64,000		74,724
Murata Manufacturing	8,600		298,526
Namco Bandai Holdings	8,550		89,386
NEC	75,800		228,150
NEC Electronics	1,100	[a]	11,209
NGK Insulators	10,000		106,053
NGK Spark Plug	7,000		66,836
NHK Spring	6,000		24,111
Nidec	4,200		216,466
Nikon	13,600		190,277
Nintendo	4,050		1,279,436
Nippon Building Fund	21		203,946
Nippon Electric Glass	13,085		80,557
Nippon Express	34,000		139,384
Nippon Meat Packers	7,000		97,258
Nippon Mining Holdings	38,300		118,796
Nippon Oil	51,800		214,821
Nippon Paper Group	39		104,408
Nippon Sheet Glass	28,000		91,162
Nippon Steel	203,100		679,829
Nippon Telegraph & Telephone	212		871,518
Nippon Yusen	44,800		215,111
Nipponkoa Insurance	27,000		165,825
Nishi-Nippon City Bank	32,000		69,329

The Fund 23

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Nissan Chemical Industries	6,000	48,340
Nissan Motor	89,900	471,000
Nisshin Seifun Group	7,800	83,834
Nisshin Steel	29,000	39,905
Nisshinbo Industries	5,000	29,545
Nissin Foods Holdings	3,500	100,598
Nitori	1,700	106,457
Nitto Denko	7,100	156,426
NOK	4,300	41,878
Nomura Holdings	72,200	672,410
Nomura Real Estate Holdings	1,900	36,879
Nomura Real Estate Office Fund	12	68,498
Nomura Research Institute	4,200	68,436
NSK	17,000	71,072
NTN	16,000	59,681
NTT Data	50	164,189
NTT DoCoMo	640	1,017,049
NTT Urban Development	55	55,887
Obayashi	26,000	126,462
Obic	350	44,047
Odakyu Electric Railway	26,000	190,567
OJI Paper	35,000	133,885
OKUMA	6,000	26,863
Olympus	9,000	172,209
Omron	7,700	109,396
Ono Pharmaceutical	4,000	179,249
Onward Holdings	6,000	43,548
Oracle Japan	1,500	66,191
Oriental Land	2,100	149,214
ORIX	3,690	392,267
Osaka Gas	76,000	273,100
OSAKA Titanium Technologies	600	15,604
OTSUKA	600	30,370
Panasonic	75,195	1,171,142
Panasonic Electric Works	16,000	138,167
Pioneer	5,900	17,391
Promise	2,700	48,089

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
Rakuten	264		130,870
Resona Holdings	214		221,021
Ricoh	27,000		287,665
Rohm	4,300		203,588
Sankyo	2,300		104,073
Santen Pharmaceutical	3,200		81,516
Sanyo Electric	74,000	[a]	110,945
Sapporo Hokuyo Holdings	11		48,294
Sapporo Holdings	13,000		71,093
SBI Holdings	699		83,322
Secom	8,400		325,682
Sega Sammy Holdings	6,984		53,713
Seiko Epson	5,600		85,163
Sekisui Chemical	16,000		93,065
Sekisui House	18,000		182,782
Seven & I Holdings	35,060		983,535
Sharp	40,000		282,845
Shikoku Electric Power	7,500		220,102
Shimadzu	11,000		74,894
Shimamura	800		55,524
Shimano	2,500		73,018
Shimizu	25,000		124,881
Shin-Etsu Chemical	16,700		875,377
Shinko Electric Industries	2,700		17,367
Shinko Securities	22,000		53,723
Shinsei Bank	59,000		89,797
Shionogi & Co.	12,000		203,964
Shiseido	13,000		263,765
Shizuoka Bank	24,400		213,465
Showa Denko	45,000		67,536
Showa Shell Sekiyu	8,400		67,730
SMC	2,400		229,602
Softbank	31,200		305,038
Sojitz	53,200		91,092
Sompo Japan Insurance	34,000		242,491
Sony	40,980		939,081
Sony Financial Holdings	33		108,917

The Fund 25

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Square Enix Holdings	2,800	71,718
Stanley Electric	5,700	74,081
SUMCO	5,300	56,638
Sumitomo	44,000	395,220
Sumitomo Chemical	63,000	191,274
Sumitomo Electric Industries	31,400	252,665
Sumitomo Heavy Industries	21,000	64,153
Sumitomo Metal Industries	154,000	409,977
Sumitomo Metal Mining	24,000	180,094
Sumitomo Mitsui Financial Group	273	1,110,153
Sumitomo Realty & Development	15,000	241,059
Sumitomo Rubber Industries	7,000	61,768
Sumitomo Trust & Banking	56,000	260,853
Suruga Bank	10,000	93,063
Suzuken	2,820	60,361
Suzuki Motor	14,300	207,473
T & D Holdings	7,900	304,445
Taiheiyo Cement	38,000	45,371
Taisei	43,000	98,348
Taisho Pharmaceutical	5,000	90,399
Taiyo Nippon Sanso	12,000	76,943
Takashimaya	11,000	86,002
Takeda Pharmaceutical	33,800	1,706,211
Takefuji	4,610	37,649
TDK	5,200	174,008
Teijin	34,000	87,672
Terumo	7,000	295,561
THK	4,700	64,072
Tobu Railway	33,000	169,120
Toho	4,300	83,571
Toho Gas	20,000	116,680
Toho Titanium	800	9,302
Tohoku Electric Power	17,100	389,195
Tokai Rika	1,600	16,594
Tokio Marine Holdings	27,900	871,687
Tokuyama	8,000	40,167

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Tokyo Broadcasting System	1,700	29,925
Tokyo Electric Power	49,472	1,422,743
Tokyo Electron	6,900	228,484
Tokyo Gas	96,000	418,825
Tokyo Steel Manufacturing	3,500	27,019
Tokyo Tatemono	11,000	45,024
Tokyu	44,820	175,662
Tokyu Land	16,000	44,809
TonenGeneral Sekiyu	12,000	101,539
Toppan Printing	20,000	146,861
Toray Industries	56,000	259,955
Toshiba	123,000	444,031
Tosoh	20,000	40,587
TOTO	11,000	78,294
Toyo Seikan Kaisha	7,200	90,076
Toyo Suisan Kaisha	4,000	102,825
Toyoda Gosei	2,600	36,653
Toyota Boshoku	2,400	21,898
Toyota Industries	7,400	169,517
Toyota Motor	112,014	4,422,972
Toyota Tsusho	8,300	79,431
Trend Micro	4,000	99,176
Ube Industries	46,600	96,723
UNICHARM	1,600	114,361
UNY	7,000	55,036
Ushio	5,500	74,771
USS	990	60,817
West Japan Railway	70	310,485
Yahoo! Japan	627	205,598
Yakult Honsha	4,000	101,126
Yamada Denki	3,530	191,601
Yamaguchi Financial Group	8,000	75,979
Yamaha	6,800	65,529
Yamaha Motor	7,400	81,399
Yamato Holdings	15,400	169,651
Yamato Kogyo	1,400	32,910

The Fund 27

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
Yamazaki Baking	6,000		80,481
Yaskawa Electric	9,000		39,294
Yokogawa Electric	11,500		53,119
			76,147,729
Luxembourg—.4%
ArcelorMittal	35,464		901,879
Millicom International Cellular	2,582		93,084
Reinet Investments	2,735	[a]	28,027
SES	12,261		218,288
			1,241,278
Netherlands—2.4%
Aegon	55,564		223,564
Akzo Nobel	10,890		447,760
ASML Holding	17,382		299,762
Corio	1,591		84,290
European Aeronautic Defence and Space	13,621		223,502
Fugro	2,190		77,174
Heineken	9,807		327,435
Heineken Holding	4,746		142,631
ING Groep	77,877		714,472
Koninklijke Ahold	47,694		506,024
Koninklijke Boskalis Westminster	2,390		78,039
Koninklijke DSM	5,771		158,872
KONINKLIJKE KPN	73,439		1,022,974
Koninklijke Philips Electronics	41,976		763,819
Randstad Holding	4,124		79,252
Reed Elsevier	25,149		332,807
SBM Offshore	5,383		93,413
SNS Reaal	4,742		34,275
STMicroelectronics	27,564		223,522
TNT	15,273		315,682
TomTom	2,287	[a]	17,241
Unilever	66,372		1,585,636
Wolters Kluwer	12,468		218,496
			7,970,642

Common Stocks (continued)	Shares		Value ($)

New Zealand—.1%
Auckland International Airport	38,406		40,702
Contact Energy	12,150		50,828
Fletcher Building	23,297		77,922
Sky City Entertainment Group	20,093		38,328
Telecom of New Zealand	79,333		109,533
			317,313
Norway—.7%
Acergy	7,144		47,010
Aker Solutions	6,487		35,122
DNB NOR	28,325		161,985
Frontline	1,991		60,923
Norsk Hydro	25,958		107,962
Orkla	33,359		220,504
Petroleum Geo-Services	6,756	[a]	33,267
Renewable Energy	5,800	[a]	54,190
SeaDrill	11,003		104,601
StatoilHydro	53,160		1,032,846
Storebrand	16,254		37,906
Telenor	33,633		199,334
Yara International	8,133		168,224
			2,263,874
Portugal—.3%
Banco BPI	9,520		19,556
Banco Comercial Portugues, Cl. R	88,548		102,515
Banco Espirito Santo	8,861		84,272
Brisa	11,976		91,391
Cimpor-Cimentos de Portugal	12,398		56,613
Energias de Portugal	76,062		259,067
Jeronimo Martins	9,924		50,475
Portugal Telecom	26,094		170,175
Sonae	27,207		16,560
Zon Multimedia Servicos de Telecomunicacoes	8,174		41,450
			892,074
Singapore—1.0%
Ascendas Real Estate Investment Trust	38,700		41,721

The Fund 29

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Singapore (continued)
CapitaCommercial Trust	38,000		25,734
CapitaLand	65,000		128,306
CapitaMall Trust	42,000		54,959
City Developments	19,000		82,629
ComfortDelgro	64,700		52,826
Cosco Singapore	30,000		16,142
DBS Group Holdings	47,059		360,045
Fraser and Neave	42,150		78,906
Genting International	79,527	[a]	19,532
Golden Agri-Resources	186,000		24,183
Jardine Cycle & Carriage	5,422		34,429
Keppel	50,000		153,926
Keppel Land	14,000		17,866
Neptune Orient Lines	14,000		11,740
Noble Group	52,800		38,124
Olam International	54,300		47,145
Oversea-Chinese Banking	102,942		345,056
Parkway Holdings	27,000		28,914
SembCorp Industries	41,254		69,534
SembCorp Marine	32,000		38,992
Singapore Airlines	22,733		171,404
Singapore Exchange	35,000		123,071
Singapore Press Holdings	64,075		139,232
Singapore Technologies Engineering	50,000		79,097
Singapore Telecommunications	315,951		531,280
United Overseas Bank	50,112		446,036
UOL Group	22,111		28,574
Venture	9,000		32,708
Wilmar International	36,000		60,800
Yanlord Land Group	17,000		8,625
			3,291,536
Spain—3.9%
Abertis Infraestructuras	11,028		187,247
Acciona	1,078		100,813
Acerinox	5,729		70,976
ACS Actividades de Construccion y Servicios	8,042		295,325
Banco Bilbao Vizcaya Argentaria	144,834		1,651,079

Common Stocks (continued)	Shares		Value ($)

Spain (continued)
Banco de Sabadell	37,040		249,874
Banco Popular Espanol	31,816		285,235
Banco Santander	258,958		2,748,480
Bankinter	11,084		117,782
Cintra Concesiones de
Infraestructuras de Transporte	8,171		71,804
Criteria Caixacorp	34,586		110,519
Enagas	7,508		144,998
Fomento de Construcciones y Contratas	1,790		70,364
Gamesa Corp Tecnologica	7,374		119,221
Gas Natural SDG	4,231		128,871
Gestevision Telecinco	5,695		45,207
Grifols	5,546		109,006
Grupo Ferrovial	2,813		85,680
Iberdrola	142,435		1,016,864
Iberdrola Renovables	31,737		95,379
Iberia Lineas Aereas de Espana	23,577		55,010
Inditex	8,745		292,310
Indra Sistemas	3,965		76,323
Mapfre	27,823		87,497
Promotora de Informaciones	2,270		8,779
Red Electrica	4,407		191,232
Repsol	29,178		549,069
Sacyr Vallehermoso	3,126		28,540
Sacyr Vallehermoso (Rights)	3,126	[a]	1,982
Telefonica	174,487		3,190,554
Union Fenosa	15,026		316,293
Zardoya Otis	5,579		104,702
			12,607,015
Sweden—1.9%
Alfa Laval	16,592		116,546
Assa Abloy, Cl. B	13,393		146,912
Atlas Copco, Cl. A	27,032		220,225
Atlas Copco, Cl. B	15,166		110,907
Boliden	11,404		27,067
Electrolux, Ser. B	9,739		87,151
Getinge, Cl. B	7,895		108,887

The Fund 31

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Sweden (continued)
Hennes & Mauritz, Cl. B	20,866		738,861
Holmen, Cl. B	1,992		55,713
Husqvarna, Cl. B	10,542		72,021
Investor, Cl. B	18,302		268,855
Lundin Petroleum	8,981	[a]	41,826
Modern Times Group, Cl. B	1,823		38,591
Nordea Bank	84,915		664,552
Sandvik	39,471		250,667
Scania, Cl. B	13,938		111,762
Securitas, Cl. B	12,514		118,004
Skandinaviska Enskilda Banken, Cl. A	18,814		179,222
Skanska, Cl. B	15,616		134,233
SKF, Cl. B	15,765		141,076
Ssab Svenskt Stal, Ser. A	6,728		66,681
Ssab Svenskt Stal, Ser. B	3,205		28,578
Svenska Cellulosa, Cl. B	21,762		158,445
Svenska Handelsbanken, Cl. A	18,870		337,723
Swedbank, Cl. A	15,697		125,363
Swedish Match	10,491		142,335
Tele2, Cl. B	13,336		112,068
Telefonaktiebolaget LM Ericsson, Cl. B	120,886		837,499
TeliaSonera	89,475		388,001
Volvo, Cl. B	45,073		230,152
			6,059,923
Switzerland—8.2%
ABB	89,629	[a]	1,147,171
Actelion	4,116	[a]	214,953
Adecco	4,927		169,316
Aryzta	3,024	[a]	106,146
Baloise Holding	2,310		121,922
Compagnie Financiere Richemont	19,983		417,093
Credit Suisse Group	42,555		1,581,900
EFG International	2,389		50,723
Geberit	1,556		159,856
Givaudan	256		172,924
Holcim	8,636		486,124
Julius Baer Holding	8,295		319,713

Common Stocks (continued)	Shares		Value ($)

Switzerland (continued)
Kuehne & Nagel International	2,071		123,847
Lindt & Spruengli	38		81,072
Logitech International	7,485	[a]	110,733
Lonza Group	1,965		161,500
Nestle	159,598		6,148,632
Nobel Biocare Holding	4,982		84,494
Novartis	96,579		4,828,743
OC Oerlikon	259	[a]	19,801
Pargesa Holding	1,116		84,557
Roche Holding	28,522		4,317,186
Schindler Holding	2,183		93,447
SGS	180		175,524
Sonova Holding	1,720		70,682
Straumann Holding	343		57,556
Sulzer	1,068		62,176
Swatch Group	3,248		249,077
Swiss Life Holding	1,495	[a]	133,111
Swiss Reinsurance	14,041		574,118
Swisscom	934		282,267
Syngenta	4,147		766,878
Synthes	2,393		305,873
UBS	119,533	[a]	1,980,193
Zurich Financial Services	5,930		1,182,903
			26,842,211
United Kingdom—21.1%
3i Group	15,226		132,847
AMEC	12,597		105,228
Anglo American	53,839		1,332,687
Antofagasta	14,506		88,947
Associated British Foods	15,157		170,327
AstraZeneca	59,541		2,530,139
Aviva	106,112		630,935
BAE Systems	143,647		809,437
Balfour Beatty	19,888		80,013
Barclays	331,683		958,751
Berkeley Group Holdings	4,303	[a]	51,796
BG Group	136,087		2,007,520

The Fund 33

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

United Kingdom (continued)
BHP Billiton	89,820		1,528,178
BP	764,388		6,264,817
British Airways	20,594		45,287
British American Tobacco	70,387		1,933,354
British Energy Group	42,421		507,207
British Land	20,120		200,254
British Sky Broadcasting Group	45,902		280,718
BT Group	315,492		586,727
Bunzl	13,319		134,070
Burberry Group	16,747		74,412
Cable & Wireless	100,100		198,773
Cadbury	54,184		497,270
Cairn Energy	5,407	[a]	140,131
Capita Group	24,317		250,670
Carnival	6,909		151,261
Carphone Warehouse Group	16,486		35,694
Centrica	150,333		739,629
Cobham	44,887		136,349
Compass Group	76,258		354,547
Daily Mail & General Trust, Cl. A	10,993		51,687
Diageo	103,943		1,597,159
Drax Group	14,070		130,831
Enterprise Inns	20,106		31,512
Eurasian Natural Resources	12,094		60,430
Experian	41,933		231,376
Firstgroup	19,639		129,544
Friends Provident	96,104		108,696
G4S	50,586		153,006
GKN	25,766		49,437
GlaxoSmithKline	222,052		4,294,586
Hammerson	11,948		137,065
Hays	50,437		55,619
HBOS	206,344		331,065
Home Retail Group	38,009		120,830
HSBC Holdings	487,279		5,999,363
ICAP	20,326		100,824
IMI	13,028		57,887

Common Stocks (continued)	Shares		Value ($)

United Kingdom (continued)
Imperial Tobacco Group	41,508		1,116,654
Inchcape	17,639		22,515
Intercontinental Hotels Group	10,871		92,478
International Power	60,466		216,400
Invensys	36,965	[a]	92,217
Investec	18,771		71,273
ITV	138,441		66,546
J Sainsbury	43,552		198,792
Johnson Matthey	8,443		127,141
Kazakhmys	7,534		34,754
Kingfisher	100,222		184,604
Ladbrokes	24,809		63,234
Land Securities Group	18,845		332,195
Legal & General Group	248,619		286,415
Liberty International	10,965		121,713
Lloyds TSB Group	242,256		774,236
Logica	59,228		65,792
London Stock Exchange Group	5,370		48,459
Lonmin	6,315		117,033
Man Group	68,932		396,500
Marks & Spencer Group	66,192		234,219
Meggitt	23,721		52,029
Mitchells & Butlers	20,100		50,744
Mondi	17,885		64,875
National Express Group	4,590		42,273
National Grid	101,624		1,155,135
Next	7,537		128,355
Old Mutual	191,726		155,200
Pearson	33,246		326,599
Persimmon	14,743		71,463
Prudential	99,348		505,641
Reckitt Benckiser Group	24,645		1,039,302
Reed Elsevier	44,169		388,944
Rentokil Initial	71,091		51,689
Rexam	25,044		151,034
Rio Tinto	40,595		1,878,530
Rolls-Royce Group	74,881	[a]	394,725

The Fund 35

S TAT E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Royal Bank of Scotland Group	651,383	710,415
Royal Dutch Shell, Cl. A	144,033	3,949,266
Royal Dutch Shell, Cl. B	111,289	2,983,123
RSA Insurance Group	126,377	280,765
SABMiller	36,072	573,214
Sage Group	54,097	151,214
Schroders	5,354	68,427
Scottish & Southern Energy	34,663	679,919
Segro	19,989	90,593
Serco Group	21,011	125,439
Severn Trent	9,908	219,320
Shire	22,483	297,516
Smith & Nephew	34,762	319,587
Smiths Group	15,899	205,124
Stagecoach Group	24,823	74,199
Standard Chartered	57,999	951,172
Standard Life	87,783	338,631
Tate & Lyle	17,848	106,195
Tesco	319,292	1,750,944
Thomas Cook Group	18,592	50,467
Thomson Reuters	7,444	129,056
Tomkins	32,482	60,093
Tui Travel	22,531	68,586
Tullow Oil	28,867	244,402
Unilever	52,977	1,194,938
United Business Media	8,737	56,714
United Utilities Group	28,055	317,081
Vedanta Resources	5,296	72,734
Vodafone Group	2,157,353	4,151,504
Whitbread	7,152	103,251

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
William Hill	13,032	40,218
WM Morrison Supermarkets	99,138	422,479
Wolseley	28,420	155,208
WPP Group	46,661	282,721
Xstrata	25,431	433,499
		69,376,614
Total Common Stocks
(cost $425,239,108)		315,389,379

Preferred Stocks—.4%

Germany—.4%
Bayerische Motoren Werke	2,353	47,203
Fresenius	3,320	210,497
Henkel & Co.	7,493	213,879
Porsche Automobil Holding	3,681	323,892
ProSieben Sat.1 Media	2,639	7,831
RWE	1,511	94,767
Volkswagen	4,100	252,153
		1,150,222
Italy—.0%
IFI-Istituto Finanziario Industriale	1,887 [a]	16,271
Unipol Gruppo Finanziario	38,571	41,574
		57,845
Total Preferred Stocks
(cost $1,590,120)		1,208,067

	Principal
Short-Term Investments—.5%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.22%, 12/18/08
(cost $1,654,528)	1,655,000 [b]	1,654,125

The Fund 37

S TAT E M E N T O F I N V E S T M E N T S (continued)

Other Investment—1.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,800,000)	4,800,000 [c]	4,800,000

Total Investments (cost $433,283,756)	98.8%	323,051,571
Cash and Receivables (Net)	1.2%	3,879,429
Net Assets	100.0%	326,931,000

a Non-income producing security.
b Held by a broker as collateral for open financial futures positions.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	12.3	Consumer Durables	2.5
Energy	8.8	Transportation	2.5
Materials	8.2	Food Retail	2.2
Pharmaceuticals & Biotechnology	7.8	Short-Term/Money Market Investment	2.0
Capital Goods	6.8	Media	1.5
Utilities	6.7	Software & Services	1.4
Food, Beverage & Tobacco	6.4	Retailing	1.2
Telecommunications	6.1	Health Care	1.0
Automobiles & Components	4.9	Household & Personal Products	1.0
Insurance	4.1	Commercial & Professional Services	.8
Diversified Financials	3.8	Hotels, Restaurants & Leisure	.8
Technology Hardware & Equipment	3.0	Semiconductors & Equipment	.4
Real Estate	2.6		98.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES O c t o b e r 3 1 , 2 0 0 8

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2008 ($)

Financial Futures Long
DJ Euro Stoxx 50	133	4,371,438	December 2008	408,351
FTSE 100	40	2,829,814	December 2008	278,152
TOPIX	27	2,344,484	December 2008	125,433
				811,936

See notes to financial statements.

The Fund 39

STATEMENT OF ASSETS AND LIABILITIES O c t o b e r 3 1 , 2 0 0 8

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	428,483,756	318,251,571
Affiliated issuers	4,800,000	4,800,000
Cash		1,720,439
Cash denominated in foreign currencies	8,835,671	8,759,711
Dividends and interest receivable		1,239,792
Receivable for shares of Common Stock subscribed		1,159,083
Receivable for investment securities sold		644,533
Receivable for futures variation margin—Note 4		51,675
Unrealized appreciation on forward
currency exchange contracts—Note 4		62,669
		336,689,473

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		164,838
Payable for investment securities purchased		9,115,828
Payable for shares of Common Stock redeemed		376,147
Unrealized depreciation on forward currency
exchange contracts—Note 4		101,660
		9,758,473

Net Assets ($)		326,931,000

Composition of Net Assets ($):
Paid-in capital		434,172,205
Accumulated undistributed investment income—net		8,028,568
Accumulated net realized gain (loss) on investments		(5,684,785)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$811,936 net unrealized appreciation on financial futures)		(109,584,988)

Net Assets ($)		326,931,000

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		28,395,991
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		11.51

See notes to financial statements.

STATEMENT OF OPERATIONS Ye a r E n d e d O c t o b e r 3 1 , 2 0 0 8

Investment Income ($):
Income:
Dividends (net of $1,513,363 foreign taxes withheld at source):
Unaffiliated issuers	15,429,511
Affiliated issuers	169,262
Interest	113,783
Total Income	15,712,556
Expenses:
Management fee—Note 3(a)	1,654,193
Shareholder servicing costs—Note 3(b)	1,181,566
Directors’ fees—Note 3(a)	27,477
Loan commitment fees—Note 2	5,176
Total Expenses	2,868,412
Less—Directors’ fees reimbursed
by the Manager—Note 3(a)	(27,477)
Net Expenses	2,840,935
Investment Income—Net	12,871,621

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,409,226
Net realized gain (loss) on financial futures	(5,550,176)
Net realized gain (loss) on forward currency exchange contracts	(666,926)
Net Realized Gain (Loss)	2,192,124
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $727,199
net unrealized appreciation on financial futures)	(280,519,632)
Net Realized and Unrealized Gain (Loss) on Investments	(278,327,508)
Net (Decrease) in Net Assets Resulting from Operations	(265,455,887)

See notes to financial statements.

The Fund 41

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2008	2007

Operations ($):
Investment income—net	12,871,621	9,709,611
Net realized gain (loss) on investments	2,192,124	6,604,846
Net unrealized appreciation
(depreciation) on investments	(280,519,632)	80,021,875
Net Increase (Decrease) in Net Assets
Resulting from Operations	(265,455,887)	96,336,332

Dividends to Shareholders from ($):
Investment income—net	(12,808,881)	(7,690,026)

Capital Stock Transactions ($):
Net proceeds from shares sold	201,734,295	256,856,349
Dividends reinvested	11,705,486	6,942,005
Cost of shares redeemed	(169,897,255)	(146,399,902)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	43,542,526	117,398,452
Total Increase (Decrease) in Net Assets	(234,722,242)	206,044,758

Net Assets ($):
Beginning of Period	561,653,242	355,608,484
End of Period	326,931,000	561,653,242
Undistributed investment income—net	8,028,568	8,207,479

Capital Share Transactions (Shares):
Shares sold	11,936,731	12,890,986
Shares issued for dividends reinvested	581,205	371,051
Shares redeemed	(9,673,592)	(7,438,599)
Net Increase (Decrease) in Shares Outstanding	2,844,344	5,823,438

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	21.98	18.03	14.47	12.57	10.91
Investment Operations:
Investment income—net[a]	.49	.43	.38	.29	.25
Net realized and unrealized
gain (loss) on investments	(10.47)	3.90	3.45	1.88	1.72
Total from Investment Operations	(9.98)	4.33	3.83	2.17	1.97
Distributions:
Dividends from investment income—net	(.49)	(.38)	(.27)	(.27)	(.31)
Net asset value, end of period	11.51	21.98	18.03	14.47	12.57

Total Return (%)	(46.37)	24.40	26.83	17.40	18.40

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.61	.60	.60	.60
Ratio of net expenses
to average net assets	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.72	2.20	2.30	2.07	2.07
Portfolio Turnover Rate	7.17	3.31	4.12	3.46	14.80

Net Assets, end of period ($ x 1,000)	326,931	561,653	355,608	200,674	117,116

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 43

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe,Australasia, Far East Free Index (MSCI EAFE Free Index). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value

The Fund 45

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

The Fund 47

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $8,508,104, undistributed capital gains $745,301 and unrealized depreciation $116,494,610.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2008 and October 31, 2007 was as follows: ordinary income $12,808,881 and $7,690,026, respectively.

During the period ended October 31, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies and foreign currency gains and losses, the fund decreased accumulated undistributed investment income-net by $241,651 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines Of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Board Members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board Members (including counsel fees). Each Board member also serves as a Board Member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 12 other funds (comprised of 35 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer fee of $85,000, and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for separate in-person committee meetings that are not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meetings attended that are conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum.The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

The Fund 49

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, the fund was charged $1,181,566 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $96,156, and shareholder services plan fees $68,682.

(c) Prior to December 1, 2007, a 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days of issuance, including redemptions made through the use of the fund’s exchange privilege. Effective December 1, 2007, the fund discontinued the redemption fee on shares.The fund reserves the right to reimpose a redemption fee in the future. During the period ended October 31, 2008, redemption fees charged and received by the fund amounted to $27,622.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended October 31, 2008, amounted to $70,722,923 and $33,584,151, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at October 31, 2008:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases:
British Pound,
expiring 12/17/2008	253,900	414,442	407,492	(6,950)
British Pound,
expiring 12/17/2008	1,172,402	1,846,234	1,881,626	35,392
Euro,
expiring 12/17/2008	1,161,600	1,490,970	1,478,494	(12,476)
Euro,
expiring 12/17/2008	1,752,385	2,203,407	2,230,450	27,043
Japanese Yen,
expiring
12/17/2008	189,735,645	2,012,481	1,930,247	(82,234)
Japanese Yen,
expiring
12/17/2008	33,920,000	344,846	345,080	234
Total				(38,991)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to

The Fund 51

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2008, are set forth in the Statement of Financial Futures.

At October 31, 2008, the cost of investments for federal income tax purposes was $440,232,369; accordingly, accumulated net unrealized depreciation on investments was $117,180,798,consisting of $13,749,342 gross unrealized appreciation and $130,930,140 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus International Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus International Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2008 and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended October 31, 2006, 2005 and 2004 were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund at October 31, 2008, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 23, 2008

The Fund 53

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended October 31, 2008:

—the total amount of taxes paid to foreign countries was $1,490,768

—the total amount of income sourced from foreign countries was $11,153,689.

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2008 calendar year with Form 1099-DIV which will be mailed by January 31, 2009. For the fiscal year ended October 31, 2008, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $5,686,528 represents the maximum amount that may be considered qualified dividend income.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (65) Chairman of the Board (1995) Principal Occupation During Past 5Years:

  Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 167

———————

Peggy C. Davis (65) Board Member (2006) Principal Occupation During Past 5Years:

  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 58

———————

David P. Feldman (68) Board Member (1989) Principal Occupation During Past 5Years: Corporate Director and Trustee Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director

No. of Portfolios for which Board Member Serves: 50

The Fund 55

B O A R D M E M B E R S I N F O R M AT I O N ( U n a u d i t e d ) (continued)

James F. Henry (77) Board Member (2006) Principal Occupation During Past 5Years:

  President,The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)
  Advisor to The Elaw Forum, a consultant on managing corporate legal costs
  Advisor to John Jay Homestead (the restored home of the first U.S. Chief Justice)
  Individual Trustee of several trusts

Other Board Memberships and Affiliations:

  Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation

No. of Portfolios for which Board Member Serves: 36

———————

Ehud Houminer (68) Board Member (1996) Principal Occupation During Past 5Years:

  Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:

  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 63

———————

Gloria Messinger (78) Board Member (1996) Principal Occupation During Past 5Years:

  Arbitrator for American Arbitration Association
  Arbitrator for FINRA (formerly, National Association of Securities Dealers, Inc.)
  Consultant in Intellectual Property

Other Board Memberships and Affiliations:

  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 36

Dr. Martin Peretz (69) Board Member (2006) Principal Occupation During Past 5Years:

  Editor-in-Chief of The New Republic Magazine
  Director of TheStreet.com, a financial information service on the web

Other Board Memberships and Affiliations:

  American Council of Trustees and Alumni, Director
  Pershing Square Capital Management, Advisor
  Montefiore Ventures, General Partner
  Harvard Center for Blood Research,Trustee
  Bard College,Trustee
  Board of Overseers of YIVO Institute for Jewish Research, Chairman

No. of Portfolios for which Board Member Serves: 36

———————

Anne Wexler (78) Board Member (1991) Principal Occupation During Past 5Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs from January 1981 to present

Other Board Memberships and Affiliations:

  The Community Foundation for the National Capital Region, Director
  Member of the Council of Foreign Relations
  WETA-DC’s Public TV and Radio Station,Vice Chairman

No. of Portfolios for which Board Member Serves: 50

———————

Once elected, all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member Dr. Paul A. Marks, Emeritus Board Member

The Fund 57

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 77 investment companies (comprised of 167 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 77 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 188 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (78 investment companies, comprised of 188 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 184 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

The Fund 59

N O T E S

For More Information

Dreyfus International	Transfer Agent &
Stock Index Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	MBSC Securities Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbol: DIISX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Dreyfus S&P 500 Index Fund

ANNUAL REPORT October 31, 2008

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
37	Report of Independent Registered
Public Accounting Firm
38	Important Tax Information
39	Board Members Information
42	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus S&P 500 Index Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 2007, through October 31, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum,depressing investor sentiment, consumer confidence and business investment.These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation November 17, 2008

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through October 31, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended October 31, 2008, Dreyfus S&P 500 Index Fund produced a total return of –36.38% .1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a –36.08% return for the same period.2,3

Large-cap stocks produced disappointing absolute returns during an especially challenging reporting period. Concerns regarding slowing U.S. and overseas economies, turmoil in world credit markets, the near collapse of the global banking system and, later in the reporting period, slumping commodity prices caused stock prices across most market sectors to fall sharply. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

Volatility Increases as Financial Crisis Intensifies

A credit crisis that dominated much of the reporting period developed into a full-blown global financial crisis, resulting in the failure of several major financial institutions. As lenders grew increasingly risk-averse,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

companies across virtually all industry groups scrambled to obtain funding from a rapidly shrinking supply of available credit. Also contributing to the downturn was a barrage of negative economic news, including slowing U.S. and global economies, falling home prices, growing unemployment and sluggish consumer spending.As the slowdown intensified, previously high-flying commodity prices retreated sharply from their highs.These factors caused investors to become more averse to risks, sparking broad-based declines in the stock market.

The Federal Reserve Board (the “Fed”) responded aggressively to the economic slowdown and financial crisis by reducing short-term interest rates and, in March 2008, participating in the rescue of investment bank Bear Stearns.Although the market rallied briefly in the spring, the rebound proved to be short-lived. Over the summer, additional government rescues were announced for insurer American International Group and mortgage agencies Freddie Mac and Fannie Mae. Meanwhile, investment bank Lehman Brothers filed for bankruptcy, Merrill Lynch andWachovia were acquired by competitors,Washington Mutual was seized by regulators, and Goldman Sachs and Morgan Stanley re-registered as bank holding companies to enable them to tap government funds. By September, the financial crisis threatened to spin out of control, and the global banking system came close to collapse.

The U.S. Congress responded to the crisis by making $700 billion available to banks through the controversialTroubled Asset Relief Program. In addition,the Fed and several of the world’s major central banks announced unprecedented,coordinated reductions in short-term interest rates to help strengthen the world’s financial systems.The reporting period ended with all major stock market indices reporting negative double-digit returns.

No Winners in this Turbulent Market Environment

For the 12-month reporting period, none of the 10 sectors in the S&P 500 Index posted a positive absolute return. Declines were most severe among the S&P 500 Index’s financials, technology, energy and industrials areas. A host of diversified financial conglomerates, banks, and insurance companies were hurt by massive sub-prime related losses. Technology

4

stocks retracted amid a slowdown in spending by consumers and corporations, and a slowdown in exports hurt many hardware producers that rely heavily on overseas sales. Semiconductor stocks fell along with hardware sales, while Internet companies were hurt by lower advertising revenues, troubled product launches and reduced consumer spending.

Energy stocks gave back many of their previous gains when crude oil prices dropped from their highs of $141 per barrel in July to $61 per barrel by the reporting period’s end. Refiners, integrated energy producers, drillers, oil field services firms and equipment services companies were particularly hard-hit. Finally, the industrials sector suffered from a sharply reduced number of infrastructure construction projects worldwide, which drove down the stock prices of large industrial conglomerates as well as construction and industrial machinery and equipment stocks.

Index Funds Offer Diversification

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 17, 2008

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3 “Standard & Poor’s®,”“S&P®,”“Standard & Poor’s® 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus S&P 500 Index Fund and the Standard & Poor’s 500 Composite Stock Price Index

Average Annual Total Returns as of 10/31/08
	1 Year	5 Years	10 Years

Fund	(36.38)%	(0.20)%	(0.10)%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus S&P 500 Index Fund on 10/31/98 to a
$10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged index of U.S. stock market performance and reflects the reinvestment of dividends daily. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

Expenses paid per $1,000†	$ 2.14
Ending value (after expenses)	$705.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

Expenses paid per $1,000†	$ 2.54
Ending value (after expenses)	$1,022.62

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS October 31, 2008

Common Stocks—97.6%	Shares		Value ($)

Consumer Discretionary—8.0%
Abercrombie & Fitch, Cl. A	21,168		613,025
Amazon.com	76,740	[a,b]	4,392,598
Apollo Group, Cl. A	25,395	[b]	1,765,206
AutoNation	26,802	[a,b]	184,129
AutoZone	10,088	[b]	1,284,101
Bed Bath & Beyond	62,357	[a,b]	1,606,939
Best Buy	82,058		2,199,975
Big Lots	20,087	[a,b]	490,725
Black & Decker	14,270	[a]	722,347
Carnival	104,868	[a]	2,663,647
CBS, Cl. B	162,937		1,582,118
Centex	30,129	[a]	369,080
Coach	81,673	[b]	1,682,464
Comcast, Cl. A	701,811		11,060,541
D.R. Horton	67,450	[a]	497,781
Darden Restaurants	33,452		741,631
DIRECTV Group	138,539	[a,b]	3,032,619
Eastman Kodak	71,001	[a]	651,789
Expedia	51,402	[a,b]	488,833
Family Dollar Stores	33,266	[a]	895,188
Ford Motor	549,186	[a,b]	1,202,717
Fortune Brands	35,903		1,369,340
GameStop, Cl. A	39,677	[b]	1,086,753
Gannett	56,630	[a]	622,930
Gap	113,824		1,472,883
General Motors	135,191	[a]	781,404
Genuine Parts	39,155		1,540,749
Goodyear Tire & Rubber	59,181	[b]	527,895
H & R Block	80,149	[a]	1,580,538
Harley-Davidson	57,065	[a]	1,396,951
Harman International Industries	14,877		273,290
Hasbro	29,932	[a]	870,123
Home Depot	408,370		9,633,448
International Game Technology	73,881		1,034,334
Interpublic Group of Cos.	116,083	[b]	602,471

8

Common Stocks (continued)	Shares		Value ($)

Consumer Discretionary (continued)
J.C. Penney	53,156		1,271,492
Johnson Controls	142,556		2,527,518
Jones Apparel Group	21,182	[a]	235,332
KB Home	19,013	[a]	317,327
Kohl’s	73,075	[b]	2,567,125
Leggett & Platt	38,630	[a]	670,617
Lennar, Cl. A	34,261	[a]	265,180
Limited Brands	68,114		816,006
Liz Claiborne	24,539		199,993
Lowe’s Cos.	352,307		7,645,062
Macy’s	100,609		1,236,485
Marriott International, Cl. A	71,600	[a]	1,494,292
Mattel	86,234		1,295,235
McDonald’s	270,516		15,670,992
McGraw-Hill	77,073		2,068,639
Meredith	9,262	[a]	179,405
New York Times, Cl. A	28,966	[a]	289,660
Newell Rubbermaid	68,205		937,819
News, Cl. A	551,722		5,870,322
NIKE, Cl. B	94,273		5,432,953
Nordstrom	38,007	[a]	687,547
Office Depot	67,252	[b]	242,107
Omnicom Group	77,438		2,287,519
Polo Ralph Lauren	13,678	[a]	645,191
Pulte Homes	52,685	[a]	586,911
RadioShack	32,300		408,918
Scripps Networks Interactive, Cl. A	22,057		626,419
Sears Holdings	13,585	[a,b]	784,398
Sherwin-Williams	23,990		1,365,271
Snap-On	14,181		523,988
Stanley Works	19,313		632,308
Staples	170,658		3,315,885
Starbucks	175,133	[b]	2,299,496
Starwood Hotels & Resorts Worldwide	44,558		1,004,337
Target	181,409	[a]	7,278,129

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)

Consumer Discretionary (continued)
Tiffany & Co.	29,894	[a]	820,590
Time Warner	861,464		8,692,172
TJX Cos.	100,632		2,692,912
VF	20,838	[a]	1,148,174
Viacom, Cl. B	149,049	[b]	3,013,771
Walt Disney	451,272		11,687,945
Washington Post, Cl. B	1,437		613,312
Whirlpool	17,999	[a]	839,653
Wyndham Worldwide	43,577	[a]	356,896
Yum! Brands	112,487		3,263,248
			167,729,113
Consumer Staples—12.6%
Altria Group	495,244		9,503,732
Anheuser-Busch	172,907		10,725,421
Archer-Daniels-Midland	154,562		3,204,070
Avon Products	102,209		2,537,849
Brown-Forman, Cl. B	23,436		1,064,006
Campbell Soup	51,329	[a]	1,947,936
Clorox	33,086		2,011,960
Coca-Cola	478,243		21,071,387
Coca-Cola Enterprises	75,713		760,916
Colgate-Palmolive	121,590		7,630,988
ConAgra Foods	109,854		1,913,657
Constellation Brands, Cl. A	47,761	[b]	598,923
Costco Wholesale	104,486		5,956,747
CVS Caremark	345,107		10,577,530
Dean Foods	37,319	[a,b]	815,793
Dr. Pepper Snapple Group	61,949	[b]	1,418,632
Estee Lauder, Cl. A	28,062		1,011,354
General Mills	80,781		5,472,105
H.J. Heinz	74,982		3,285,711
Hershey	40,106	[a]	1,493,547
Kellogg	60,104		3,030,444
Kimberly-Clark	99,784		6,115,761
Kraft Foods, Cl. A	365,076		10,638,315
Kroger	157,274		4,318,744

10

Common Stocks (continued)	Shares		Value ($)

Consumer Staples (continued)
Lorillard	42,249		2,782,519
McCormick & Co.	31,508		1,060,559
Molson Coors Brewing, Cl. B	36,475		1,362,706
Pepsi Bottling Group	33,779		780,970
PepsiCo	376,634		21,471,904
Philip Morris International	495,871		21,555,512
Procter & Gamble	730,130		47,122,590
Reynolds American	41,207		2,017,495
Safeway	105,675		2,247,707
Sara Lee	171,310	[a]	1,915,246
SUPERVALU	52,104		741,961
SYSCO	144,573		3,787,813
Tyson Foods, Cl. A	71,441	[a]	624,394
UST	35,801		2,419,790
Wal-Mart Stores	539,509		30,109,997
Walgreen	237,905		6,057,061
Whole Foods Market	34,365	[a]	368,393
			263,532,145
Energy—12.8%
Anadarko Petroleum	112,518		3,971,885
Apache	80,388		6,618,344
Baker Hughes	73,982		2,585,671
BJ Services	72,178		927,487
Cabot Oil & Gas	25,678		720,781
Cameron International	52,077	[a,b]	1,263,388
Chesapeake Energy	125,107	[a]	2,748,601
Chevron	494,327		36,876,794
ConocoPhillips	365,629		19,020,021
Consol Energy	43,840		1,376,138
Devon Energy	106,209		8,588,060
El Paso	167,868	[a]	1,628,320
ENSCO International	34,299		1,303,705
EOG Resources	59,759		4,835,698
Exxon Mobil	1,249,913		92,643,552
Halliburton	210,669		4,169,140
Hess	67,994		4,093,919

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)

Energy (continued)
Marathon Oil	169,534		4,933,439
Massey Energy	19,878		458,983
Murphy Oil	45,663		2,312,374
Nabors Industries	66,961	[b]	962,899
National Oilwell Varco	100,206	[b]	2,995,157
Noble	64,502		2,077,609
Noble Energy	41,352		2,142,861
Occidental Petroleum	196,491		10,913,110
Peabody Energy	66,055	[a]	2,279,558
Pioneer Natural Resources	28,595	[a]	795,799
Range Resources	37,024		1,563,153
Rowan	27,369	[a]	496,474
Schlumberger	288,574		14,904,847
Smith International	51,789		1,785,685
Southwestern Energy	82,272	[b]	2,930,529
Spectra Energy	147,527		2,851,697
Sunoco	28,954		883,097
Tesoro	33,874	[a]	327,562
Transocean	76,678	[b]	6,312,900
Valero Energy	125,536		2,583,531
Weatherford International	163,312	[b]	2,756,707
Williams	138,178	[a]	2,897,593
XTO Energy	131,968		4,744,250
			268,281,318
Financial—14.6%
Aflac	114,424		5,066,695
Allstate	130,110		3,433,603
American Capital	50,111	[a]	704,060
American Express	278,725		7,664,938
American International Group	644,778	[a]	1,231,526
Ameriprise Financial	53,007		1,144,951
AON	66,613		2,817,730
Apartment Investment & Management, Cl. A	21,272	[a]	311,209
Assurant	28,350		722,358
AvalonBay Communities	18,434		1,309,182

12

Common Stocks (continued)	Shares		Value ($)

Financial (continued)
Bank of America	1,205,460		29,135,968
Bank of New York Mellon	275,485		8,980,811
BB & T	131,990	[a]	4,731,841
Boston Properties	28,723		2,035,886
Capital One Financial	90,209	[a]	3,528,976
CB Richard Ellis Group, Cl. A	42,844 [b]	[a,b]	300,336
Charles Schwab	224,073		4,284,276
Chubb	86,580		4,486,576
Cincinnati Financial	39,166		1,017,924
CIT Group	69,512	[a]	287,780
Citigroup	1,310,011		17,881,650
CME Group	16,125		4,549,669
Comerica	37,026	[a]	1,021,547
Developers Diversified Realty	29,441	[a]	387,738
Discover Financial Services	114,517		1,402,833
E*TRADE FINANCIAL	133,472	[a,b]	242,919
Equity Residential	64,969		2,269,367
Federated Investors, Cl. B	21,265		514,613
Fifth Third Bancorp	138,249	[a]	1,500,002
First Horizon National	47,257	[a]	562,831
Franklin Resources	36,528		2,483,904
General Growth Properties	56,533	[a]	234,047
Genworth Financial, Cl. A	106,549		515,697
Goldman Sachs Group	104,486		9,664,955
Hartford Financial Services Group	73,186		755,280
HCP	61,068		1,827,765
Host Hotels & Resorts	124,177	[a]	1,283,990
Hudson City Bancorp	124,568		2,343,124
Huntington Bancshares	90,178	[a]	852,182
IntercontinentalExchange	18,031	[a,b]	1,542,732
Invesco	92,644		1,381,322
Janus Capital Group	39,704	[a]	466,125
JPMorgan Chase & Co.	886,405		36,564,206
KeyCorp	119,114		1,456,764
Kimco Realty	55,049	[a]	1,243,006

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Legg Mason	34,860 [a]	773,543
Leucadia National	42,353 [a]	1,136,755
Lincoln National	62,353	1,074,966
Loews	86,884	2,885,418
M & T Bank	18,460 [a]	1,497,106
Marsh & McLennan Cos.	123,138	3,610,406
Marshall & Ilsley	62,013 [a]	1,118,094
MBIA	46,630 [a]	458,373
Merrill Lynch & Co.	368,201 [a]	6,844,857
MetLife	183,268 [a]	6,088,163
Moody’s	47,187 [a]	1,207,987
Morgan Stanley	266,519	4,656,087
Nasdaq OMX Group	32,701 [a,b]	1,061,474
National City	500,178	1,350,481
Northern Trust	53,047	2,987,077
NYSE Euronext	63,732	1,923,432
Plum Creek Timber	40,984 [a]	1,527,884
PNC Financial Services Group	83,271	5,551,678
Principal Financial Group	62,064	1,178,595
Progressive	164,062	2,341,165
ProLogis	63,719	892,066
Prudential Financial	102,592	3,077,760
Public Storage	30,031	2,447,527
Regions Financial	166,452 [a]	1,845,953
Simon Property Group	54,050	3,622,972
SLM	114,918 [b]	1,226,175
Sovereign Bancorp	135,018 [a,b]	391,552
State Street	103,693	4,495,092
SunTrust Banks	84,939	3,409,451
T. Rowe Price Group	62,093 [a]	2,455,157
Torchmark	21,166	884,104
Travelers Cos.	141,955	6,040,185
U.S. Bancorp	418,996	12,490,271
Unum Group	82,737 [a]	1,303,108
Vornado Realty Trust	33,270	2,347,199
Wachovia	518,003 [a]	3,320,399

14

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Wells Fargo & Co.	796,092	27,106,933
XL Capital, Cl. A	74,610 [a]	723,717
Zions Bancorporation	27,369 [a]	1,043,033
		304,541,089
Health Care—13.5%
Abbott Laboratories	370,840	20,451,826
Aetna	113,228	2,815,980
Allergan	73,800	2,927,646
AmerisourceBergen	38,318	1,198,204
Amgen	254,471 [b]	15,240,268
Applied Biosystems	41,254	1,271,861
Barr Pharmaceuticals	26,585 [b]	1,708,352
Baxter International	150,918	9,129,029
Becton, Dickinson & Co.	58,502	4,060,038
Biogen Idec	69,670 [b]	2,964,458
Boston Scientific	360,281 [b]	3,253,337
Bristol-Myers Squibb	475,963	9,781,039
C.R. Bard	24,099	2,126,736
Cardinal Health	86,241	3,294,406
Celgene	109,314 [b]	7,024,518
CIGNA	66,675	1,086,803
Coventry Health Care	35,889 [b]	473,376
Covidien	120,585	5,340,710
DaVita	24,942 [b]	1,415,459
Eli Lilly & Co.	240,557	8,135,638
Express Scripts	59,218 [b]	3,589,203
Forest Laboratories	72,995 [b]	1,695,674
Genzyme	64,532 [b]	4,703,092
Gilead Sciences	221,177 [b]	10,140,965
Hospira	39,062 [b]	1,086,705
Humana	41,071 [b]	1,215,291
IMS Health	45,207	648,268
Intuitive Surgical	9,301 [b]	1,607,120
Johnson & Johnson	672,405	41,245,323
King Pharmaceuticals	60,626 [a,b]	532,903
Laboratory Corp. of America Holdings	26,619 [b]	1,636,802

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
McKesson	66,200	2,435,498
Medco Health Solutions	121,495 [b]	4,610,735
Medtronic	271,354	10,943,707
Merck & Co.	515,323	15,949,247
Millipore	13,590 [b]	705,185
Mylan	74,939 [a,b]	642,227
Patterson Cos.	22,654 [a,b]	573,826
PerkinElmer	28,944	519,255
Pfizer	1,621,863	28,723,194
Quest Diagnostics	37,848	1,771,286
Schering-Plough	390,664	5,660,721
St. Jude Medical	82,029 [b]	3,119,563
Stryker	59,380	3,174,455
Tenet Healthcare	103,174 [b]	451,902
Thermo Fisher Scientific	100,657 [a,b]	4,086,674
UnitedHealth Group	292,642	6,944,395
Varian Medical Systems	29,867 [b]	1,359,247
Waters	23,645 [b]	1,035,651
Watson Pharmaceuticals	25,502 [b]	667,387
WellPoint	122,846 [b]	4,775,024
Wyeth	320,668	10,319,096
Zimmer Holdings	54,047 [b]	2,509,402
		282,778,707
Industrial—10.7%
3M	168,081	10,807,608
Allied Waste Industries	83,008 [b]	864,943
Avery Dennison	26,194 [a]	917,314
Boeing	177,977	9,302,858
Burlington Northern Santa Fe	67,861	6,043,701
C.H. Robinson Worldwide	41,224 [a]	2,134,579
Caterpillar	146,314	5,584,805
Cintas	32,196	763,045
Cooper Industries, Cl. A	42,127	1,303,831
CSX	97,918	4,476,811
Cummins	48,533	1,254,578

16

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Danaher	61,259 [a]	3,628,983
Deere & Co.	102,525	3,953,364
Dover	45,510	1,445,853
Eaton	39,811	1,775,571
Emerson Electric	186,503	6,104,243
Equifax	30,566	797,161
Expeditors International Washington	50,986	1,664,693
Fastenal	30,875 [a]	1,243,028
FedEx	74,775	4,888,042
Flowserve	14,159	805,930
Fluor	42,882	1,712,278
General Dynamics	95,470	5,758,750
General Electric	2,525,592	49,274,300
Goodrich	30,823	1,126,889
Honeywell International	178,911	5,447,840
Illinois Tool Works	96,015	3,205,941
Ingersoll-Rand, Cl. A	76,312	1,407,956
ITT	43,556	1,938,242
Jacobs Engineering Group	29,933 [b]	1,090,459
L-3 Communications Holdings	29,491	2,393,784
Lockheed Martin	80,039	6,807,317
Manitowoc	33,103	325,734
Masco	87,110 [a]	884,167
Monster Worldwide	30,927 [a,b]	440,400
Norfolk Southern	90,139	5,402,932
Northrop Grumman	81,069	3,801,325
Paccar	87,173 [a]	2,548,939
Pall	28,874	762,562
Parker Hannifin	40,652	1,576,078
Pitney Bowes	50,306	1,246,583
Precision Castparts	33,402	2,164,784
R.R. Donnelley & Sons	50,710	840,265
Raytheon	100,158	5,119,075
Robert Half International	37,094	699,964
Rockwell Automation	35,176	973,320

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Rockwell Collins	38,624	1,437,972
Ryder System	13,567 [a]	537,525
Southwest Airlines	178,159	2,098,713
Terex	23,295 [b]	388,794
Textron	59,438	1,052,053
Tyco International	113,981	2,881,440
Union Pacific	122,394	8,172,247
United Parcel Service, Cl. B	242,481	12,798,147
United Technologies	231,917	12,746,158
W.W. Grainger	15,746 [a]	1,237,163
Waste Management	117,750	3,677,333
		223,738,370
Information Technology—15.4%
Adobe Systems	127,368 [b]	3,393,084
Advanced Micro Devices	149,185 [a,b]	522,148
Affiliated Computer Services, Cl. A	23,629 [a,b]	968,789
Agilent Technologies	85,713 [b]	1,901,971
Akamai Technologies	41,155 [b]	591,809
Altera	72,768 [a]	1,262,525
Amphenol, Cl. A	42,286	1,211,494
Analog Devices	70,370	1,503,103
Apple	213,109 [b]	22,928,397
Applied Materials	322,226	4,159,937
Autodesk	53,820 [b]	1,146,904
Automatic Data Processing	122,232	4,272,008
BMC Software	45,375 [b]	1,171,582
Broadcom, Cl. A	106,982 [b]	1,827,252
CA	96,127	1,711,061
Ciena	22,255 [a,b]	213,871
Cisco Systems	1,421,214 [b]	25,254,973
Citrix Systems	43,451 [b]	1,119,732
Cognizant Technology Solutions, Cl. A	70,988 [b]	1,362,970
Computer Sciences	36,163 [b]	1,090,676
Compuware	60,745 [b]	387,553
Convergys	28,664 [b]	220,426
Corning	379,107	4,105,729

18

Common Stocks (continued)	Shares		Value ($)

Information Technology (continued)
Dell	418,860	[b]	5,089,149
eBay	262,415	[b]	4,007,077
Electronic Arts	77,429	[b]	1,763,833
EMC	497,467	[b]	5,860,161
Fidelity National Information Services	47,188		712,067
Fiserv	39,259	[b]	1,309,680
Google, Cl. A	57,491	[b]	20,659,966
Harris	32,071		1,152,952
Hewlett-Packard	589,199		22,554,538
Intel	1,352,500		21,640,000
International Business Machines	325,976		30,305,989
Intuit	76,919	[b]	1,927,590
Jabil Circuit	51,199		430,584
JDS Uniphase	50,382	[a,b]	275,086
Juniper Networks	131,987	[a,b]	2,473,436
KLA-Tencor	41,840		972,780
Lexmark International, Cl. A	21,022	[a,b]	542,998
Linear Technology	52,986	[a]	1,201,722
LSI	154,642	[b]	595,372
MasterCard, Cl. A	17,355	[a]	2,565,416
MEMC Electronic Materials	54,657	[b]	1,004,596
Microchip Technology	44,485	[a]	1,095,666
Micron Technology	187,298	[a,b]	882,174
Microsoft	1,889,373		42,189,699
Molex	34,656	[a]	499,393
Motorola	543,730		2,919,830
National Semiconductor	48,493		638,653
NetApp	78,180	[b]	1,057,775
Novell	86,784	[b]	404,413
Novellus Systems	25,122	[a,b]	396,928
NVIDIA	136,828	[b]	1,198,613
Oracle	942,548	[b]	17,239,203
Paychex	77,884		2,222,809
QLogic	33,100	[a,b]	397,862
QUALCOMM	394,701		15,101,260
Salesforce.com	24,820	[b]	768,427

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
SanDisk	53,656 [b]	477,002
Sun Microsystems	179,834 [b]	827,236
Symantec	201,392 [b]	2,533,511
Tellabs	101,984 [b]	432,412
Teradata	44,219 [b]	680,530
Teradyne	42,956 [b]	219,076
Texas Instruments	315,047	6,162,319
Total System Services	48,946	672,518
Tyco Electronics	113,310	2,202,746
Unisys	86,629 [b]	131,676
VeriSign	46,122 [b]	977,786
Western Union	175,029	2,670,943
Xerox	211,669	1,697,585
Xilinx	67,287 [a]	1,239,427
Yahoo!	332,920 [b]	4,268,034
		321,578,492
Materials—3.1%
Air Products & Chemicals	50,836	2,955,097
AK Steel Holding	27,672 [a]	385,194
Alcoa	195,258	2,247,420
Allegheny Technologies	24,895 [a]	660,713
Ashland	13,784 [a]	311,380
Ball	23,007	786,839
Bemis	24,520	609,076
CF Industries Holdings	13,932	894,295
Dow Chemical	222,301	5,928,768
E.I. du Pont de Nemours & Co.	216,880	6,940,160
Eastman Chemical	18,809 [a]	759,696
Ecolab	42,041 [a]	1,566,448
Freeport-McMoRan Copper & Gold	92,199 [a]	2,682,991
Hercules	27,970	470,176
International Flavors & Fragrances	18,843	600,715
International Paper	102,531 [a]	1,765,584
MeadWestvaco	40,694	570,937
Monsanto	132,248	11,767,427
Newmont Mining	109,644	2,888,023

20

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Nucor	76,903	3,115,341
Pactiv	32,101 [a,b]	756,300
PPG Industries	39,334	1,950,180
Praxair	75,676	4,930,291
Rohm & Haas	30,030	2,112,611
Sealed Air	37,613	636,412
Sigma-Aldrich	30,487	1,337,160
Titanium Metals	19,645 [a]	182,895
United States Steel	28,124 [a]	1,037,213
Vulcan Materials	26,681 [a]	1,448,245
Weyerhaeuser	50,683	1,937,104
		64,234,691
Telecommunication Services—3.2%
American Tower, Cl. A	94,538 [b]	3,054,522
AT & T	1,417,919	37,957,692
CenturyTel	24,623	618,284
Embarq	34,648	1,039,440
Frontier Communications	75,973 [a]	578,155
Qwest Communications International	358,160 [a]	1,024,338
Sprint Nextel	685,199	2,144,673
Verizon Communications	685,056	20,325,612
Windstream	106,079	796,653
		67,539,369
Utilities—3.7%
AES	164,835 [b]	1,313,735
Allegheny Energy	41,156	1,240,853
Ameren	50,335	1,633,371
American Electric Power	96,546	3,150,296
CenterPoint Energy	81,557	939,537
CMS Energy	55,441 [a]	568,270
Consolidated Edison	65,536 [a]	2,839,020
Constellation Energy Group	43,820	1,060,882
Dominion Resources	139,348	5,055,545
DTE Energy	39,010	1,377,053
Duke Energy	303,888	4,977,685
Dynergy, Cl. A	122,118 [b]	444,510

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Edison International	78,168	2,781,999
Entergy	45,997	3,590,066
Exelon	158,039	8,572,035
FirstEnergy	73,205	3,818,373
FPL Group	98,109	4,634,669
Integrys Energy	18,783 [a]	895,386
Nicor	11,128 [a]	514,225
NiSource	67,554	875,500
Pepco Holdings	49,531	1,022,815
PG & E	86,041	3,155,123
Pinnacle West Capital	24,716	782,261
PPL	89,859	2,949,172
Progress Energy	62,848	2,474,326
Public Service Enterprise Group	122,070	3,436,271
Questar	42,539	1,465,894
Sempra Energy	59,097	2,516,941
Southern	185,109	6,356,643
TECO Energy	51,989 [a]	599,953
Wisconsin Energy	28,122	1,223,307
Xcel Energy	108,162	1,884,182
		78,149,898
Total Common Stocks
(cost $1,745,694,975)		2,042,103,192

	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.59%, 12/18/08
(cost $6,005,395)	6,010,000 [c]	6,006,821

Other Investment—2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $47,679,000)	47,679,000 [d]	47,679,000

22

Investment of Cash Collateral
for Securities Loaned—5.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $103,817,797)	103,817,797 [d]	103,817,797

Total Investments (cost $1,903,197,167)	105.2%	2,199,606,810
Liabilities, Less Cash and Receivables	(5.2%)	(109,429,271)
Net Assets	100.0%	2,090,177,539

a  All or a portion of these securities are on loan.At October 31, 2008, the total market value of the fund’s securities on loan is $102,190,113 and the total market value of the collateral held by the fund is $105,180,354, consisting of cash collateral of $103,817,797 and U.S. Government and Agency securities valued at $1,362,557.
b Non-income producing security.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	15.4	Short-Term/Money
Financial	14.6	Market Investments	7.6
Health Care	13.5	Utilities	3.7
Energy	12.8	Telecommunication Services	3.2
Consumer Staples	12.6	Materials	3.1
Industrial	10.7
Consumer Discretionary	8.0		105.2

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

October 31, 2008

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2008 ($)

Financial Futures Long
Standard & Poor’s 500 E-mini	970	46,914,050	December 2008	(1,548,193)

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $102,190,113)—Note 1(b):
Unaffiliated issuers	1,751,700,370	2,048,110,013
Affiliated issuers	151,496,797	151,496,797
Cash		2,115,983
Receivable for shares of Common Stock subscribed		4,806,366
Dividends and interest receivable		3,209,860
Receivable for futures variation margin—Note 4		361,692
Receivable for investment securities sold		72,671
		2,210,173,382

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		887,988
Liability for securities on loan—Note 1(b)		103,817,797
Payable for shares of Common Stock redeemed		13,751,500
Payable for investment securities purchased		1,531,387
Interest payable—Note 2		7,171
		119,995,843

Net Assets ($)		2,090,177,539

Composition of Net Assets ($):
Paid-in capital		1,864,799,539
Accumulated undistributed investment income—net		39,029,506
Accumulated net realized gain (loss) on investments		(108,512,956)
Accumulated net unrealized appreciation
(depreciation) on investments [including ($1,548,193)
net unrealized (depreciation) on financial futures]		294,861,450

Net Assets ($)		2,090,177,539

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		75,566,422
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		27.66

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS Year Ended October 31, 2008

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	65,906,637
Affiliated issuers	912,578
Income from securities lending	1,162,964
Interest	142,601
Total Income	68,124,780
Expenses:
Management fee—Note 3(a)	7,513,863
Shareholder servicing costs—Note 3(b)	7,513,863
Directors’ fees—Note 3(a)	176,794
Loan commitment fees—Note 2	50,284
Interest expense—Note 2	4,457
Total Expenses	15,259,261
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(176,794)
Net Expenses	15,082,467
Investment Income—Net	53,042,313

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(31,131,994)
Net realized gain (loss) on financial futures	(15,377,039)
Net Realized Gain (Loss)	(46,509,033)
Net unrealized appreciation (depreciation)
on investments [including ($1,701,117) net
unrealized (depreciation) on financial futures)	(1,265,417,855)
Net Realized and Unrealized Gain (Loss) on Investments	(1,311,926,888)
Net (Decrease) in Net Assets Resulting from Operations	(1,258,884,575)

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2008	2007

Operations ($):
Investment income—net	53,042,313	54,598,049
Net realized gain (loss) on investments	(46,509,033)	(10,059,117)
Net unrealized appreciation
(depreciation) on investments	(1,265,417,855)	443,748,686
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,258,884,575)	488,287,618

Dividends to Shareholders from ($):
Investment income—net	(55,063,795)	(50,050,073)
Net realized gain on investments	—	(119,861,285)
Total Dividends	(55,063,795)	(169,911,358)

Capital Stock Transactions ($):
Net proceeds from shares sold	639,664,574	782,780,152
Dividends reinvested	53,981,579	166,653,657
Cost of shares redeemed	(1,024,892,229)	(1,189,427,803)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(331,246,076)	(239,993,994)
Total Increase (Decrease) in Net Assets	(1,645,194,446)	78,382,266

Net Assets ($):
Beginning of Period	3,735,371,985	3,656,989,719
End of Period	2,090,177,539	3,735,371,985
Undistributed investment income—net	39,029,506	41,767,179

Capital Share Transactions (Shares):
Shares sold	17,459,043	18,772,781
Shares issued for dividends reinvested	1,296,699	4,147,396
Shares redeemed	(27,743,716)	(28,498,074)
Net Increase (Decrease) in Shares Outstanding	(8,987,974)	(5,577,897)

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended October 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	44.18	40.57	35.50	33.30	30.91
Investment Operations:
Investment income—net[a]	.66	.61	.54	.56	.39
Net realized and unrealized
gain (loss) on investments	(16.51)	4.90	5.01	2.16	2.35
Total from Investment Operations	(15.85)	5.51	5.55	2.72	2.74
Distributions:
Dividends from investment
income—net	(.67)	(.56)	(.48)	(.52)	(.35)
Dividends from net realized
gain on investments	—	(1.34)	—	—	—
Total Distributions	(.67)	(1.90)	(.48)	(.52)	(.35)
Net asset value, end of period	27.66	44.18	40.57	35.50	33.30

Total Return (%)	(36.38)	14.05	15.79	8.20	8.93

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.50	.50	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.77	1.47	1.45	1.60	1.21
Portfolio Turnover Rate	4.95	4.71	5.04	7.24	1.87

Net Assets, end of period
($ x 1,000)	2,090,178	3,735,372	3,656,990	3,310,961	3,116,177

a Based on average shares outstanding at each month end.
See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The

30

application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2008,The Bank of New York Mellon earned $498,413 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annu-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

ally, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain, can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. Accordingly, no provision for income tax is required.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

32

At October 31, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $38,740,910, accumulated capital losses $49,481,499 and unrealized appreciation $236,118,589.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, $9,724,313 of the carryover expires in fiscal 2015 and $39,757,186 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2008 and October 31, 2007 was as follows: ordinary income $55,063,795 and $50,050,073 and long-term capital gains $0 and $119,861,285, respectively.

During the period ended October 31, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $716,191 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

Prior to October 15,2008,the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended October 31, 2008, was approximately $173,200 with a related weighted average annualized interest rate of 2.57% .

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fees in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 12 other funds (comprised of 35 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meetings that are conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25% of

34

the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, the fund was charged $7,513,863 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $443,994 and shareholder services plan fees $443,994.

(c) Prior to December 1, 2007, a 1% redemption fee was charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended October 31, 2008, redemption fees charged and received by the fund amounted to $25. Effective December 1, 2007, the fund discontinued the redemption fee on shares.The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended October 31, 2008, amounted to $148,067,049 and $510,052,136, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Accordingly,

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2008, are set forth in the Statement of Financial Futures.

At October 31, 2008, the cost of investments for federal income tax purposes was $1,963,488,221; accordingly, accumulated net unrealized appreciation on investments was $236,118,589, consisting of $684,531,291 gross unrealized appreciation and $448,412,702 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus S&P 500 Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2008, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights for each of the years ended October 31, 2006, 2005 and 2004 were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund at October 31, 2008, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York December 23, 2008

The Fund 37

IMPORTANT TAX INFORMATION ( U n a u d i t e d )

In accordance with federal tax law, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended October 31, 2008 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2008, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $27,616,223 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2009 of the percentage applicable to the preparation of their 2008 income tax returns.

38

BOARD MEMBERS INFORMATION ( U n a u d i t e d )

The Fund 39

BOARD MEMBERS INFORMATION ( U n a u d i t e d ) (continued)

40

The Fund 41

OFFICERS OF THE FUND (Unaudited)

42

The Fund 43

NOTES

For More Information

Dreyfus S&P 500	Transfer Agent &
Index Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	MBSC Securities Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbol: PEOPX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Dreyfus Smallcap Stock Index Fund

ANNUAL REPORT October 31, 2008

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
39	Report of Independent Registered
Public Accounting Firm
40	Important Tax Information
41	Board Members Information
44	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Smallcap Stock Index Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus Smallcap Stock Index Fund, covering the 12-month period from November 1, 2007, through October 31, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum,depressing investor sentiment, consumer confidence and business investment.These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation November 17, 2008

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through October 31, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended October 31, 2008, Dreyfus Smallcap Stock Index Fund produced a total return of –32.21% .1 In comparison, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index” or the “Index”), the fund’s benchmark, produced a –32.44% return for the same period.2,3

Like other capitalization ranges, small-cap stocks produced disappointing absolute returns during an especially challenging reporting period. Concerns regarding a slowing economy, turmoil in the global credit markets and the near collapse of the global banking system caused stock prices across most market sectors to fall sharply. The difference in returns between the fund and the S&P 600 Index was primarily due to the fund’s sampling strategy.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. While the fund generally owns the vast majority of the stocks in the S&P 600 Index, some very small stocks may be excluded from the portfolio.The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Volatility Increases as Financial Crisis Intensifies

A credit crisis that dominated much of the reporting period developed into a full-blown global financial crisis, resulting in the failure of several major financial institutions. As lenders grew increasingly risk-averse, companies across virtually all industry groups scrambled to obtain

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

funding from a rapidly shrinking supply of available credit. Also contributing to the downturn was a barrage of negative economic news, including slowing U.S. and global economies, falling home prices, growing unemployment and sluggish consumer spending.As the slowdown intensified, previously high-flying commodity prices retreated sharply from their highs.These factors caused investors to become more averse to risks, sparking broad-based declines in the stock market.

The Federal Reserve Board (the “Fed”) responded aggressively to the economic slowdown and financial crisis by reducing short-term interest rates and, in March 2008, participating in the rescue of investment bank Bear Stearns. Although stock markets rallied briefly in the spring, the rebound proved to be short-lived. Over the summer, additional government rescues were announced for insurer American International Group and mortgage agencies Freddie Mac and Fannie Mae. Meanwhile, investment bank Lehman Brothers filed for bankruptcy, Merrill Lynch and Wachovia were acquired by competitors, Washington Mutual was seized by regulators, and Goldman Sachs and Morgan Stanley re-registered as bank holding companies to enable them to tap government funds. By September, the financial crisis threatened to spin out of control, and the global banking system came close to collapse.

The U.S. Congress responded to the crisis by making $700 billion available to banks through the controversial Troubled Asset Relief Program. In addition, the Fed and several of the world’s major central banks announced unprecedented, coordinated reductions in short-term interest rates to help strengthen the world’s financial systems.The reporting period ended with all major stock market indices reporting negative double-digit returns.

No Winners in this Turbulent Market Environment

Although small-cap stocks fared somewhat better, on average, than their mid- and large-cap counterparts, none of the 10 sectors in the S&P 600 Index posted a positive absolute return over the 12-month reporting period. Declines were especially severe among the Index’s technology, consumer discretionary, industrials and health care sectors. While all industry groups within the small-cap technology sector disappointed,

4

declines were particularly noteworthy among electronic component and hardware companies that manufacture transformers, wires, coils, antennas and meters for wireless and automotive systems.The slowdown in consumer spending hurt a number of the Index’s consumer discretionary stocks, including apparel retailers, restaurants, homebuilders, home furnishing companies and leisure products firms that sell fitness equipment, motorboats, ski equipment, snowmobiles and ATV’s. Laggards among the Index’s industrials stocks included engineering equipment stocks,primar-ily producers of machinery for industrial and chemical plants, aerospace parts makers, firms that provide utility support structures and ceramic products companies with large governmental contracts. Temporary employment firms also lagged.Finally,health care services and equipment stocks detracted, as wellness providers and makers of orthopedic care devices encountered concerns over future coverages.

Index Investing Offers Diversification

As an index fund, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the small-cap stocks listed in the S&P 600 Index.The fund offers a diversified investment vehicle that can help investors manage the risks of investing in small-cap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 17, 2008

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
3 Standard & Poor’s®,”“S&P®,” and “Standard & Poor’s SmallCap 600 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Smallcap Stock Index Fund and the Standard & Poor’s SmallCap 600 Index

Average Annual Total Returns as of 10/31/08
	1 Year	5 Years	10 Years

Fund	(32.21)%	3.08%	6.76%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Smallcap Stock Index Fund on 10/31/98 to a
$10,000 investment made in the Standard & Poor’s SmallCap 600 Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a broad based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

Expenses paid per $1,000†	$ 2.22
Ending value (after expenses)	$767.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

Expenses paid per $1,000†	$ 2.54
Ending value (after expenses)	$1,022.62

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS October 31, 2008

Common Stocks—98.5%	Shares	Value ($)

Consumer Discretionary—13.6%
4Kids Entertainment	15,750 [a]	83,317
Aaron Rents	110,347 [b]	2,735,502
AH Belo, Cl. A	36,650 [b]	121,311
Arbitron	54,257 [b]	1,767,693
Arctic Cat	3,500 [b]	26,530
ATC Technology	54,759 [a]	1,200,865
Audiovox, Cl. A	11,000 [a,b]	64,790
Big 5 Sporting Goods	48,150 [b]	302,382
Blue Nile	30,576 [a,b]	935,014
Brown Shoe	70,275 [b]	740,698
Brunswick	169,600 [b]	588,512
Buckle	55,652 [b]	1,465,861
Buffalo Wild Wings	30,512 [a,b]	862,879
Cabela’s	86,900 [a,b]	690,855
California Pizza Kitchen	69,400 [a]	678,038
Carter’s	115,900 [a]	2,461,716
Cato, Cl. A	76,292	1,184,052
CBRL Group	51,285	1,021,597
CEC Entertainment	53,261 [a,b]	1,367,742
Champion Enterprises	131,949 [a,b]	246,745
Charlotte Russe Holding	53,400 [a,b]	451,230
Children’s Place Retail Stores	43,800 [a,b]	1,464,234
Christopher & Banks	71,825	374,926
CKE Restaurants	82,950	704,245
Coinstar	46,000 [a,b]	1,103,540
CPI	4,800 [b]	35,040
Crocs	152,300 [a,b]	382,273
Deckers Outdoor	29,150 [a,b]	2,473,669
DineEquity	23,800 [b]	429,114
Dress Barn	109,288 [a,b]	1,044,793
Drew Industries	45,753 [a,b]	553,611
E.W. Scripps, Cl. A	107,332	499,094
Ethan Allen Interiors	65,300 [b]	1,168,217
Finish Line, Cl. A	88,847 [b]	850,266
Fossil	96,679 [a,b]	1,754,724
Fred’s, Cl. A	80,200	982,450

8

Common Stocks (continued)	Shares		Value ($)

Consumer Discretionary (continued)
Genesco	44,319	[a,b]	1,099,554
Group 1 Automotive	36,100	[b]	362,805
Gymboree	64,424	[a,b]	1,666,005
Haverty Furniture	12,350	[b]	121,524
Hibbett Sports	66,874	[a,b]	1,191,026
Hillenbrand	128,250		2,436,750
Hot Topic	81,900	[a,b]	530,712
HSN	65,050	[a]	400,057
Iconix Brand Group	112,050	[a,b]	1,220,224
Interval Leisure Group	82,580	[a]	599,531
Jack in the Box	117,400	[a,b]	2,359,740
JAKKS Pacific	67,648	[a,b]	1,513,286
Jo-Ann Stores	56,517	[a,b]	1,082,866
JoS. A. Bank Clothiers	39,522	[a,b]	1,006,625
K-Swiss, Cl. A	50,179	[b]	759,208
La-Z-Boy	71,500	[b]	413,270
Landry’s Restaurants	23,150	[b]	290,532
Libbey	33,400		122,244
Lithia Motors, Cl. A	21,150	[b]	86,715
Live Nation	149,950	[a,b]	1,686,937
LKQ	280,384	[a]	3,207,593
M/I Homes	34,150	[b]	464,782
Maidenform Brands	43,741	[a]	480,276
Marcus	52,862	[b]	741,654
MarineMax	6,800	[a,b]	15,776
Men’s Wearhouse	91,900	[b]	1,405,151
Meritage Homes	54,150	[a,b]	743,480
Midas	49,242	[a,b]	641,623
Monaco Coach	36,600	[b]	80,520
Monarch Casino & Resort	34,700	[a,b]	309,177
Movado Group	49,762		756,880
Multimedia Games	63,750	[a]	192,525
National Presto Industries	7,500		496,875
Nautilus	9,500	[a,b]	23,180
NutriSystem	67,679	[b]	957,658
O’Charleys	24,550	[b]	184,125

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
OfficeMax	147,400	1,186,570
Oxford Industries	24,950	336,077
P.F. Chang’s China Bistro	53,850 [a,b]	1,101,771
Panera Bread, Cl. A	67,175 [a,b]	3,030,936
Papa John’s International	55,189 [a]	1,245,064
Peet’s Coffee & Tea	23,300 [a,b]	523,318
PEP Boys-Manny Moe & Jack	55,550 [b]	267,751
Perry Ellis International	31,500 [a,b]	308,385
PetMed Express	62,914 [a,b]	1,111,061
Pinnacle Entertainment	84,700 [a,b]	474,320
Polaris Industries	75,509 [b]	2,542,388
Pool	90,471 [b]	1,575,100
Pre-Paid Legal Services	17,750 [a,b]	700,770
Quiksilver	210,450 [a]	545,066
RC2	49,000 [a,b]	622,300
Red Robin Gourmet Burgers	38,341 [a,b]	582,400
Ruby Tuesday	95,300 [a]	229,673
Russ Berrie & Co.	14,150 [a]	38,205
Ruth’s Hospitality Group	18,000 [a]	41,220
Select Comfort	76,050 [a,b]	36,504
Shuffle Master	68,510 [a]	264,449
Skechers USA, Cl. A	67,900 [a,b]	922,082
Skyline	8,650 [b]	187,013
Sonic	123,217 [a,b]	1,318,422
Sonic Automotive, Cl. A	52,850 [b]	271,121
Spartan Motors	79,750 [b]	366,053
Stage Stores	80,500 [b]	620,655
Stamps.com	42,274 [a]	412,594
Standard Motor Products	12,500	52,625
Standard-Pacific	204,200 [a]	581,970
Steak n Shake	33,496 [a,b]	172,504
Stein Mart	17,250	37,088
Sturm Ruger & Co.	35,600 [a]	254,540
Superior Industries International	38,800 [b]	554,840
Texas Roadhouse, Cl. A	78,650 [a,b]	552,123
Ticketmaster Entertainment	80,518 [a]	779,414
Tractor Supply	69,473 [a,b]	2,887,298

10

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
True Religion Apparel	34,203 [a,b]	572,900
Tuesday Morning	34,850 [a,b]	78,064
Tween Brands	44,450 [a,b]	378,714
UniFirst	32,506	1,060,671
Universal Electronics	39,980 [a]	844,777
Universal Technical Institute	40,650 [a,b]	670,725
Volcom	33,650 [a,b]	435,095
Winnebago Industries	47,050 [b]	279,477
WMS Industries	101,446 [a,b]	2,536,150
Wolverine World Wide	113,198 [b]	2,660,153
Zale	57,400 [a,b]	979,244
Zumiez	28,314 [a,b]	276,345
		99,974,396
Consumer Staples—4.0%
Alliance One International	189,300 [a]	632,262
Andersons	41,879 [b]	1,115,238
Boston Beer, Cl. A	18,250 [a,b]	689,667
Cal-Maine Foods	26,000	764,140
Casey’s General Stores	100,550 [b]	3,036,610
Central Garden & Pet, Cl. A	134,305 [a]	427,090
Chattem	39,000 [a,b]	2,951,130
Darling International	178,221 [a,b]	1,343,786
Flowers Foods	161,312 [b]	4,782,901
Great Atlantic & Pacific Tea	51,450 [a,b]	425,491
Green Mountain Coffee Roasters	31,700 [a,b]	918,983
Hain Celestial Group	83,450 [a,b]	1,939,378
J & J Snack Foods	32,847	1,030,082
Lance	51,250 [b]	1,060,363
Mannatech	30,900 [b]	123,909
Nash Finch	29,766 [b]	1,173,673
Sanderson Farms	36,250 [b]	1,131,725
Spartan Stores	46,800 [b]	1,263,132
Spectrum Brands	40,750 [a,b]	24,858
TreeHouse Foods	60,800 [a]	1,839,808
United Natural Foods	84,450 [a,b]	1,886,613
WD-40	35,184	1,023,854
		29,584,693

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Energy—5.1%
Atwood Oceanics	110,500 [a]	3,036,540
Basic Energy Services	44,600 [a,b]	610,128
Bristow Group	50,950 [a,b]	1,262,031
CARBO Ceramics	43,946 [b]	1,901,543
Dril-Quip	59,447 [a,b]	1,468,341
Gulf Island Fabrication	41,096	810,002
Hornbeck Offshore Services	39,850 [a,b]	948,430
ION Geophysical	156,391 [a]	1,025,925
Lufkin Industries	33,594 [b]	1,757,638
Matrix Service	55,050 [a]	674,363
NATCO Group, Cl. A	36,450 [a,b]	770,553
Penn Virginia	77,968 [b]	2,898,071
Petroleum Development	30,750 [a,b]	636,833
PetroQuest Energy	87,250 [a,b]	868,138
Pioneer Drilling	116,500 [a,b]	901,710
SEACOR Holdings	43,800 [a,b]	2,942,046
Southern Union	238,748	4,111,241
St. Mary Land & Exploration	117,700	2,929,553
Stone Energy	79,903 [a]	2,424,257
Superior Well Services	37,182 [a,b]	622,799
Swift Energy	70,683 [a,b]	2,267,511
Tetra Technologies	137,839 [a]	959,359
World Fuel Services	66,301 [b]	1,420,830
		37,247,842
Financial—19.5%
Acadia Realty Trust	60,450 [b]	1,092,331
Anchor Bancorp Wisconsin	32,850 [b]	187,245
Bank Mutual	111,853	1,289,665
BankAtlantic Bancorp, Cl. A	15,200 [b]	93,784
BioMed Realty Trust	178,332 [b]	2,505,565
Boston Private Financial Holdings	104,850 [b]	926,874
Brookline Bancorp	123,352 [b]	1,443,218
Cascade Bancorp	57,450 [b]	548,073
Cash America International	62,750	2,219,467
Cedar Shopping Centers	115,813	1,107,172
Central Pacific Financial	59,942 [b]	935,095
Colonial Properties Trust	104,150 [b]	1,097,741

12

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Columbia Banking System	36,262 [b]	577,291
Community Bank System	78,089 [b]	1,948,321
Corus Bankshares	68,500 [b]	150,700
Delphi Financial Group, Cl. A	76,725	1,208,419
DiamondRock Hospitality	167,100	865,578
Dime Community Bancshares	64,932	1,084,364
East West Bancorp	115,825 [b]	2,009,564
EastGroup Properties	50,721	1,698,139
Entertainment Properties Trust	68,750	2,574,687
Extra Space Storage	167,750 [b]	1,930,802
Financial Federal	46,000 [b]	1,064,900
First BanCorp/Puerto Rico	186,600	1,907,052
First Cash Financial Services	57,085 [a,b]	877,396
First Commonwealth Financial	166,550 [b]	1,842,043
First Financial Bancorp	76,396	1,027,526
First Financial Bankshares	44,683 [b]	2,421,372
First Midwest Bancorp	94,724 [b]	2,103,820
FirstFed Financial	32,860 [a,b]	294,097
Flagstar Bancorp	87,400 [b]	166,060
Forestar Real Estate Group	63,950 [a,b]	559,563
Frontier Financial	95,250 [b]	634,365
Glacier Bancorp	118,397 [b]	2,388,067
Greenhill & Co.	39,280 [b]	2,591,302
Guaranty Financial Group	82,555 [a,b]	167,587
Hancock Holding	51,826	2,288,636
Hanmi Financial	72,000 [b]	288,000
Home Bancshares	25,000	651,000
Home Properties	68,052 [b]	2,755,425
Independent Bank	38,815	142,451
Infinity Property & Casualty	31,650	1,260,303
Inland Real Estate	125,559 [b]	1,438,906
Investment Technology Group	84,700 [a]	1,728,727
Irwin Financial	31,850 [b]	70,070
Kilroy Realty	62,650 [b]	2,014,197
Kite Realty Group Trust	52,100	316,768
LaBranche & Co.	139,809 [a]	871,010
LandAmerica Financial Group	42,394 [b]	417,581

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
LaSalle Hotel Properties	86,630 [b]	1,219,750
Lexington Realty Trust	164,397 [b]	1,320,108
LTC Properties	45,800	1,106,986
Medical Properties Trust	119,700 [b]	883,386
Mid-America Apartment Communities	56,750 [b]	1,999,870
Nara Bancorp	40,000	440,000
National Financial Partners	73,350 [b]	488,511
National Penn Bancshares	160,600 [b]	2,720,564
National Retail Properties	143,350 [b]	2,555,931
Navigators Group	24,400 [a]	1,232,444
Old National Bancorp	143,050 [b]	2,709,367
optionsXpress Holdings	98,051 [b]	1,741,386
Parkway Properties	39,105 [b]	674,561
Pennsylvania Real Estate Investment Trust	81,475 [b]	1,030,659
Piper Jaffray	28,535 [a,b]	1,125,706
Portfolio Recovery Associates	34,405 [a,b]	1,234,451
Post Properties	90,200	2,013,264
Presidential Life	40,600	380,828
PrivateBancorp	54,100 [b]	1,948,141
ProAssurance	66,679 [a,b]	3,664,011
Prosperity Bancshares	74,843 [b]	2,485,536
Provident Bankshares	63,624 [b]	678,868
PS Business Parks	34,050	1,541,444
Rewards Network	63,750 [a]	242,250
RLI	37,650	2,160,734
Safety Insurance Group	35,037 [b]	1,331,056
Selective Insurance Group	100,550	2,388,063
Senior Housing Properties Trust	234,801	4,501,135
Signature Bank	66,900 [a]	2,179,602
South Financial Group	125,950 [b]	731,770
Sovran Self Storage	43,608 [b]	1,415,080
Sterling Bancorp	52,963 [b]	830,460
Sterling Bancshares	130,650 [b]	1,039,974
Sterling Financial	103,780 [b]	881,092
Stewart Information Services	48,803 [b]	810,130
Stifel Financial	52,213 [a]	2,279,097
Susquehanna Bancshares	175,659 [b]	2,720,958

14

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
SWS Group	61,854	1,148,010
Tanger Factory Outlet Centers	59,250 [b]	2,143,073
Tower Group	38,450 [b]	808,604
TradeStation Group	55,150 [a]	431,825
Trustco Bank	146,686 [b]	1,785,169
UCBH Holdings	212,950 [b]	1,124,376
UMB Financial	66,757 [b]	3,026,095
Umpqua Holdings	122,981 [b]	2,093,137
United Bankshares	82,632 [b]	2,635,961
United Community Banks	76,181 [b]	999,494
United Fire & Casualty	42,244	978,793
Urstadt Biddle Properties, Cl. A	41,600	681,408
Whitney Holding	122,170 [b]	2,321,230
Wilshire Bancorp	56,700 [b]	625,401
Wintrust Financial	38,950 [b]	997,120
World Acceptance	39,300 [a,b]	726,264
Zenith National Insurance	76,050 [b]	2,499,003
		143,514,455
Health Care—13.3%
Abaxis	41,593 [a]	639,284
Air Methods	24,500 [a,b]	411,110
Alpharma, Cl. A	86,250 [a,b]	2,700,488
Amedisys	51,366 [a,b]	2,897,556
American Medical Systems Holdings	150,738 [a,b]	1,630,985
AMERIGROUP	114,650 [a,b]	2,866,250
AMN Healthcare Services	70,047 [a]	629,723
AmSurg	60,450 [a]	1,507,623
Analogic	30,714 [b]	1,356,330
ArQule	50,000 [a,b]	138,000
ArthroCare	58,250 [a,b]	1,210,435
BIOLASE Technology	59,900 [a,b]	104,226
Cambrex	92,650 [a]	416,925
Catalyst Health Solutions	64,900 [a]	1,094,863
Centene	90,350 [a]	1,702,194
Chemed	47,348 [b]	2,073,369
CONMED	65,350 [a]	1,712,170
Cooper	100,968 [b]	1,663,953

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
CorVel	13,000 [a]	348,660
Cross Country Healthcare	66,551 [a]	753,357
CryoLife	50,400 [a]	675,360
Cubist Pharmaceuticals	127,398 [a,b]	3,234,635
Cyberonics	48,649 [a,b]	619,788
Datascope	27,900	1,399,743
Dionex	39,900 [a]	2,147,817
Eclipsys	113,233 [a,b]	1,681,510
Enzo Biochem	59,267 [a]	341,971
Gentiva Health Services	60,916 [a,b]	1,653,869
Greatbatch	47,400 [a,b]	1,030,950
Haemonetics	49,222 [a]	2,907,051
HealthSpring	93,650 [a]	1,547,098
Healthways	83,162 [a,b]	839,936
HMS Holdings	40,400 [a]	1,000,708
ICU Medical	30,565 [a]	978,997
Immucor	148,837 [a,b]	3,951,622
Integra LifeSciences Holdings	35,563 [a,b]	1,335,035
Invacare	75,450 [b]	1,372,435
Inventiv Health	76,138 [a,b]	721,027
Kendle International	23,691 [a,b]	428,096
Kensey Nash	28,007 [a]	711,098
Landauer	23,030	1,245,002
LCA-Vision	81,107 [b]	277,386
LHC Group	30,550 [a]	1,077,804
Magellan Health Services	83,100 [a]	3,069,714
Martek Biosciences	64,300 [a,b]	1,918,069
MedCath	50,890 [a]	784,724
Mentor	68,100 [b]	1,150,890
Meridian Bioscience	76,150 [b]	1,871,767
Merit Medical Systems	61,200 [a]	1,119,960
Molina Healthcare	29,550 [a,b]	658,079
MWI Veterinary Supply	24,000 [a]	831,120
Natus Medical	43,000 [a]	657,900
Noven Pharmaceuticals	49,550 [a,b]	557,438
Odyssey HealthCare	61,500 [a]	589,785
Omnicell	66,300 [a]	727,974

16

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Osteotech	35,950 [a]	114,681
Owens & Minor	82,350 [b]	3,563,285
Palomar Medical Technologies	37,550 [a]	429,572
Par Pharmaceutical Cos.	70,803 [a]	708,030
PAREXEL International	100,600 [a]	1,046,240
Pediatrix Medical Group	94,830 [a]	3,665,180
PharmaNet Development Group	59,100 [a]	94,560
PharMerica	53,550 [a]	1,099,382
Phase Forward	89,100 [a,b]	1,271,457
PSS World Medical	131,500 [a,b]	2,385,410
Regeneron Pharmaceuticals	116,677 [a,b]	2,251,866
RehabCare Group	44,857 [a,b]	768,400
Res-Care	56,000 [a]	862,960
Salix Pharmaceuticals	91,700 [a,b]	843,640
Savient Pharmaceuticals	84,100 [a,b]	400,316
Sunrise Senior Living	85,950 [a,b]	259,569
SurModics	27,650 [a,b]	732,725
Symmetry Medical	60,950 [a,b]	787,474
Theragenics	64,500 [a]	125,775
ViroPharma	165,340 [a,b]	2,073,364
West Pharmaceutical Services	64,900 [b]	2,590,808
Zoll Medical	39,948 [a]	961,948
		98,010,501
Industrial—18.3%
A.O. Smith	50,742 [b]	1,600,910
AAR	66,850 [a,b]	1,068,931
ABM Industries	86,400 [b]	1,410,912
Acuity Brands	86,281 [b]	3,016,384
Administaff	50,110 [b]	1,001,699
Albany International, Cl. A	38,600	562,016
Apogee Enterprises	62,450	615,757
Applied Industrial Technologies	79,863 [b]	1,612,434
Applied Signal Technology	27,800	498,176
Arkansas Best	60,036 [b]	1,752,451
Astec Industries	37,800 [a,b]	960,876
Baldor Electric	93,983 [b]	1,650,341
Barnes Group	82,050 [b]	1,190,545

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Belden	89,017 [b]	1,855,114
Bowne & Co.	70,473 [b]	548,985
Brady, Cl. A	108,818 [b]	3,373,358
Briggs & Stratton	100,970 [b]	1,591,287
C & D Technologies	30,650 [a,b]	107,275
Cascade	17,250 [b]	569,422
CDI	40,728	529,464
Ceradyne	60,659 [a]	1,425,486
CLARCOR	97,950 [b]	3,466,450
Consolidated Graphics	30,915 [a]	402,204
Cubic	41,116	914,831
Curtiss-Wright	91,350 [b]	3,370,815
EMCOR Group	147,897 [a,b]	2,628,130
EnPro Industries	40,950 [a]	909,499
Esterline Technologies	64,017 [a]	2,307,813
Forward Air	59,407 [b]	1,554,681
G & K Services, Cl. A	40,950	925,060
Gardner Denver	111,680 [a]	2,861,242
GenCorp	101,850 [a,b]	499,065
Gibraltar Industries	64,076 [b]	849,007
Griffon	91,437 [a,b]	771,728
Healthcare Services Group	80,850 [b]	1,338,876
Heartland Express	116,927 [b]	1,793,660
Heidrick & Struggles International	33,900 [b]	818,007
Hub Group, Cl. A	78,300 [a]	2,462,535
II-VI	49,152 [a,b]	1,380,680
Insituform Technologies, Cl. A	58,000 [a]	778,940
Interface, Cl. A	101,550	715,927
John Bean Technologies	59,604	499,482
Kaman	48,050	1,226,716
Kaydon	53,000 [b]	1,770,730
Kirby	109,550 [a]	3,759,756
Knight Transportation	108,150 [b]	1,719,585
Landstar System	107,250	4,138,777
Lawson Products	8,400 [b]	250,320
Lennox International	103,063	3,073,339

18

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Lindsay	22,450 [b]	1,068,171
Lydall	36,000 [a]	239,400
Magnetek	21,400 [a]	46,010
Mobile Mini	63,050 [a,b]	1,059,240
Moog, Cl. A	82,625 [a]	2,901,790
Mueller Industries	82,400 [b]	1,884,488
NCI Building Systems	46,925 [a,b]	873,274
Old Dominion Freight Line	59,550 [a,b]	1,806,747
On Assignment	72,650 [a]	472,225
Orbital Sciences	116,800 [a]	2,393,232
Quanex Building Products	80,308	735,621
Regal-Beloit	63,900 [b]	2,080,584
Robbins & Myers	73,700	1,503,480
School Specialty	39,595 [a,b]	831,495
Simpson Manufacturing	86,964 [b]	2,003,651
SkyWest	126,100	1,943,201
Spherion	128,050 [a]	407,199
Standard Register	40,068	325,753
Standex International	28,000	722,680
Sykes Enterprises	78,062 [a]	1,245,870
Teledyne Technologies	75,465 [a,b]	3,438,940
Tetra Tech	118,656 [a]	2,609,245
Toro	81,647 [b]	2,746,605
Tredegar	57,055 [b]	839,850
Triumph Group	34,900 [b]	1,530,714
TrueBlue	102,882 [a]	857,007
United Stationers	52,725 [a,b]	1,971,388
Universal Forest Products	41,880 [b]	990,462
Valmont Industries	36,985	2,026,038
Viad	34,000 [b]	742,900
Vicor	30,950 [b]	216,341
Volt Information Sciences	29,050 [a,b]	222,233
Wabash National	45,150	272,706
Waste Connections	155,175 [a,b]	5,252,674
Watsco	60,021 [b]	2,466,263
Watson Wyatt Worldwide, Cl. A	93,127 [b]	3,955,104

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Watts Water Technologies, Cl. A	60,008 [b]	1,586,011
Woodward Governor	117,839	3,782,632
		134,180,902
Information Technology—16.0%
Actel	47,613 [a,b]	575,641
Adaptec	221,650 [a]	711,496
Advanced Energy Industries	73,200 [a,b]	781,044
Agilysys	38,050 [b]	152,961
Anixter International	61,657 [a,b]	2,072,292
Arris Group	258,714 [a,b]	1,787,714
ATMI	69,674 [a,b]	847,236
Avid Technology	67,020 [a,b]	993,907
Axcelis Technologies	157,150 [a,b]	69,146
Bankrate	25,850 [a,b]	850,723
Bel Fuse, Cl. B	28,900	627,130
Benchmark Electronics	162,250 [a,b]	1,945,377
Black Box	39,500 [b]	1,201,195
Blackbaud	96,300 [b]	1,463,760
Blue Coat Systems	85,496 [a,b]	1,154,196
Brightpoint	144,242 [a,b]	830,834
Brooks Automation	149,726 [a]	1,025,623
Cabot Microelectronics	48,397 [a,b]	1,390,446
CACI International, Cl. A	62,850 [a,b]	2,588,163
Captaris	53,300 [a]	253,708
Catapult Communications	18,450 [a]	78,781
Checkpoint Systems	86,100 [a]	1,085,721
CIBER	96,150 [a]	519,210
Cognex	79,650 [b]	1,275,993
Cohu	37,021 [b]	523,477
Comtech Telecommunications	51,300 [a,b]	2,483,946
Concur Technologies	79,350 [a,b]	2,002,000
CSG Systems International	81,474 [a]	1,354,913
CTS	88,750 [b]	620,362
CyberSource	127,892 [a,b]	1,553,888
Cymer	70,500 [a,b]	1,725,135
Cypress Semiconductor	311,800 [a]	1,562,118
Daktronics	58,800 [b]	585,648

20

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
DealerTrack Holdings	95,995 [a,b]	1,030,026
Digi International	71,170 [a]	728,781
Diodes	60,561 [a,b]	598,343
DSP Group	61,050 [a]	384,615
Electro Scientific Industries	51,750 [a]	433,147
EMS Technologies	32,250 [a]	674,025
Epicor Software	129,055 [a,b]	909,838
EPIQ Systems	52,200 [a,b]	709,398
Exar	103,500 [a,b]	691,380
FARO Technologies	35,757 [a]	542,434
FEI	64,550 [a,b]	1,356,195
Gerber Scientific	48,800 [a,b]	233,264
Gevity HR	40,350 [b]	137,593
Harmonic	191,720 [a,b]	1,363,129
Heartland Payment Systems	58,634	1,020,818
Hutchinson Technology	43,100 [a]	294,804
Informatica	179,200 [a,b]	2,517,760
InfoSpace	84,568 [b]	724,748
Insight Enterprises	109,692 [a]	1,067,303
Integral Systems	35,200 [a]	864,864
Intevac	50,000 [a]	389,000
Itron	66,900 [a,b]	3,243,312
j2 Global Communications	93,346 [a,b]	1,504,738
JDA Software Group	57,150 [a]	816,102
Keithley Instruments	21,950	93,287
Knot	56,750 [a,b]	391,575
Kopin	110,000 [a]	255,200
Kulicke & Soffa Industries	93,200 [a,b]	274,008
Littelfuse	40,850 [a]	762,261
LoJack	57,000 [a]	249,090
Manhattan Associates	60,800 [a,b]	1,022,048
ManTech International, Cl. A	44,750 [a]	2,413,815
MAXIMUS	31,155 [b]	995,091
Mercury Computer Systems	30,300 [a]	217,554
Methode Electronics	97,465 [b]	739,759
Micrel	123,300 [b]	906,255
Micros Systems	167,228 [a,b]	2,847,893

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Microsemi	149,218 [a]	3,243,999
MKS Instruments	104,850 [a,b]	1,944,968
MTS Systems	38,500	1,250,480
NETGEAR	83,757 [a,b]	925,515
Network Equipment Technologies	39,400 [a,b]	107,562
Newport	74,600 [a,b]	536,374
Novatel Wireless	99,622 [a,b]	519,031
Park Electrochemical	52,605 [b]	1,137,320
PC-Tel	38,450	225,702
Perficient	73,246 [a,b]	402,121
Pericom Semiconductor	38,100 [a]	297,180
Phoenix Technologies	44,275 [a]	195,696
Photronics	62,000 [a]	42,780
Plexus	83,200 [a]	1,552,512
Progress Software	91,119 [a,b]	2,090,270
Quality Systems	40,997 [b]	1,577,975
Radiant Systems	66,840 [a]	352,247
Radisys	42,200 [a,b]	268,814
Rogers	38,890 [a,b]	1,170,589
Rudolph Technologies	78,550 [a,b]	263,143
ScanSource	52,000 [a,b]	1,031,680
Secure Computing	131,900 [a,b]	746,554
SI International	28,700 [a]	826,560
Skyworks Solutions	313,430 [a,b]	2,234,756
Smith Micro Software	53,500 [a,b]	334,375
Sonic Solutions	63,550 [a,b]	129,642
SPSS	46,506 [a,b]	1,086,380
Standard Microsystems	55,805 [a,b]	1,005,048
StarTek	12,400 [a]	41,044
Stratasys	40,200 [a,b]	485,616
Supertex	34,406 [a,b]	829,873
Symmetricom	82,400 [a,b]	366,680
Synaptics	70,725 [a,b]	2,184,695
SYNNEX	24,700 [a,b]	381,121
Take-Two Interactive Software	162,100 [a]	1,922,506

22

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Taleo, Cl. A	54,800 [a]	756,240
Technitrol	99,383	573,440
Tekelec	122,500 [a]	1,554,525
THQ	112,625 [a]	839,056
Tollgrade Communications	50,950 [a]	224,180
Triquint Semiconductor	281,500 [a]	1,261,120
TTM Technologies	74,835 [a,b]	535,819
Tyler Technologies	63,800 [a,b]	867,042
Ultratech	31,550 [a,b]	475,774
United Online	180,330 [b]	1,334,442
Varian Semiconductor Equipment Associates	158,997 [a,b]	3,119,521
Veeco Instruments	51,550 [a,b]	398,997
ViaSat	47,700 [a]	869,094
Websense	83,000 [a,b]	1,620,160
Wright Express	76,750 [a,b]	1,050,708
		117,288,163
Materials—3.4%
A.M. Castle & Co.	32,650 [b]	397,350
AMCOL International	49,497 [b]	1,214,161
Arch Chemicals	46,268 [b]	1,312,623
Balchem	33,000	843,480
Brush Engineered Materials	37,457 [a,b]	459,597
Buckeye Technologies	79,800 [a,b]	470,022
Calgon Carbon	100,600 [a]	1,339,992
Century Aluminum	71,254 [a]	895,663
Deltic Timber	17,100 [b]	778,905
Georgia Gulf	73,658 [b]	169,413
H.B. Fuller	103,538 [b]	1,829,516
Headwaters	85,350 [a,b]	904,710
Material Sciences	29,000 [a]	142,970
Myers Industries	57,859 [b]	611,570
Neenah Paper	40,471	365,453
NewMarket	27,650	1,042,129
Olympic Steel	20,500 [b]	468,630
OM Group	64,169 [a]	1,369,366

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Penford	13,350	171,815
PolyOne	165,800 [a,b]	787,550
Quaker Chemical	29,746	569,041
Rock-Tenn, Cl. A	83,716 [b]	2,545,804
RTI International Metals	46,399 [a]	732,640
Schulman (A.)	60,873 [b]	1,090,235
Schweitzer-Mauduit International	28,700 [b]	479,864
Stepan	14,200	508,786
Texas Industries	51,721 [b]	1,635,935
Wausau Paper	100,782	933,241
Zep	41,900 [b]	881,995
		24,952,456
Telecommunication Services—.2%
Fairpoint Communications	166,463 [b]	662,523
General Communication, Cl. A	71,900 [a]	552,192
		1,214,715
Utilities—5.1%
Allete	48,240 [b]	1,688,400
American States Water	25,900 [b]	886,039
Atmos Energy	198,452	4,816,430
Avista	123,793 [b]	2,458,529
Central Vermont Public Service	24,100	479,831
CH Energy Group	29,500 [b]	1,216,285
Cleco	126,350 [b]	2,907,313
El Paso Electric	81,150 [a]	1,502,898
Laclede Group	50,548 [b]	2,644,671
New Jersey Resources	89,550 [b]	3,334,842
Northwest Natural Gas	51,550 [b]	2,622,864
Piedmont Natural Gas	142,112 [b]	4,678,327
South Jersey Industries	69,661 [b]	2,373,350
Southwest Gas	98,747	2,579,272
UIL Holdings	55,181 [b]	1,820,973
UniSource Energy	62,090 [b]	1,712,442
		37,722,466
Total Common Stocks
(cost $892,577,371)		723,690,589

24

	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)

U.S. Treasury Bills:
0.32%, 12/26/08	375,000 [c]	374,847
0.43%, 1/29/09	250,000 [c]	249,743
0.52%, 1/8/09	190,000 [c]	189,876
1.63%, 11/6/08	325,000	324,998
Total Short-Term Investments
(cost $1,139,291)		1,139,464

Other Investment—.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,200,000)	6,200,000 [d]	6,200,000

Investment of Cash Collateral
for Securities Loaned—20.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $148,540,655)	148,540,655 [d]	148,540,655

Total Investments (cost $1,048,457,317)	119.7%	879,570,708
Liabilities, Less Cash and Receivables	(19.7%)	(144,925,784)
Net Assets	100.0%	734,644,924

a Non-income producing security.
b All or a portion of these securities are on loan.At October 31, 2008, the total market value of the fund’s securities on loan is $150,700,727 and the total market value of the collateral held by the fund is $152,335,945, consisting of cash collateral of $148,540,655 and U.S. Government and Agency securities valued at $3,795,290.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Short-Term/		Energy	5.1
Money Market Investments	21.2	Utilities	5.1
Financial	19.5	Consumer Staples	4.0
Industrial	18.3	Materials	3.4
Information Technology	16.0	Telecommunication Services	.2
Consumer Discretionary	13.6
Health Care	13.3		119.7

† Based on net assets. See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES

October 31, 2008

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2008 ($)

Financial Futures Long
Russell 2000 Mini	166	8,905,900	December 2008	214,165

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $150,700,727)—Note 1(b):
Unaffiliated issuers	893,716,662	724,830,053
Affiliated issuers	154,740,655	154,740,655
Cash		844,612
Receivable for investment securities sold		8,116,879
Receivable for shares of Common Stock subscribed		3,273,964
Dividends and interest receivable		839,806
Receivable for futures variation margin—Note 4		319,170
		892,965,139

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		307,950
Liability for securities on loan—Note 1(b)		148,540,655
Payable for investment securities purchased		7,676,327
Payable for shares of Common Stock redeemed		1,789,212
Interest payable—Note 2		6,071
		158,320,215

Net Assets ($)		734,644,924

Composition of Net Assets ($):
Paid-in capital		859,596,739
Accumulated undistributed investment income—net		8,430,139
Accumulated net realized gain (loss) on investments		35,290,490
Accumulated net unrealized appreciation (depreciation)
on investments (including $214,165 net unrealized
appreciation on financial futures)		(168,672,444)

Net Assets ($)		734,644,924

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		46,768,240
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		15.71

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS Year Ended October 31, 2008

Investment Income ($):
Income:
Dividends (net of $4,419 foreign taxes withheld at source):
Unaffiliated issuers	11,594,666
Affiliated issuers	68,757
Income from securities lending	2,681,344
Total Income	14,344,767
Expenses:
Management fee—Note 3(a)	2,256,382
Shareholder servicing costs—Note 3(b)	2,256,382
Directors’ fees—Note 3(a)	61,742
Loan commitment fees—Note 2	16,212
Interest expense—Note 2	6,470
Total Expenses	4,597,188
Less—Directors’ fees reimbursed by
the Manager—Note 3(a)	(61,742)
Net Expenses	4,535,446
Investment Income—Net	9,809,321

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	54,895,529
Net realized gain (loss) on financial futures	(1,979,255)
Net Realized Gain (Loss)	52,916,274
Net unrealized appreciation (depreciation) on investments (including
$188,241 net unrealized appreciation on financial futures)	(402,828,769)
Net Realized and Unrealized Gain (Loss) on Investments	(349,912,495)
Net (Decrease) in Net Assets Resulting from Operations	(340,103,174)

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2008	2007

Operations ($):
Investment income—net	9,809,321	5,813,558
Net realized gain (loss) on investments	52,916,274	79,956,261
Net unrealized appreciation
(depreciation) on investments	(402,828,769)	14,043,175
Net Increase (Decrease) in Net Assets
Resulting from Operations	(340,103,174)	99,812,994

Dividends to Shareholders from ($):
Investment income—net	(6,019,379)	(4,514,957)
Net realized gain on investments	(80,811,626)	(35,949,561)
Total Dividends	(86,831,005)	(40,464,518)

Capital Stock Transactions ($):
Net proceeds from shares sold	375,786,729	318,431,782
Dividends reinvested	83,065,547	38,012,763
Cost of shares redeemed	(295,288,868)	(306,131,143)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	163,563,408	50,313,402
Total Increase (Decrease) in Net Assets	(263,370,771)	109,661,878

Net Assets ($):
Beginning of Period	998,015,695	888,353,817
End of Period	734,644,924	998,015,695
Undistributed investment income—net	8,430,139	4,648,652

Capital Share Transactions (Shares):
Shares sold	18,429,745	12,967,972
Shares issued for dividends reinvested	3,871,675	1,595,403
Shares redeemed	(14,741,481)	(12,477,330)
Net Increase (Decrease) in Shares Outstanding	7,559,939	2,086,045

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	25.45	23.93	21.06	18.91	16.30
Investment Operations:
Investment income—net[a]	.22	.15	.12	.11	.11
Net realized and unrealized
gain (loss) on investments	(7.85)	2.45	3.11	2.68	2.55
Total from Investment Operations	(7.63)	2.60	3.23	2.79	2.66
Distributions:
Dividends from investment income—net	(.15)	(.12)	(.11)	(.10)	(.05)
Dividends from net realized
gain on investments	(1.96)	(.96)	(.25)	(.54)	—
Total Distributions	(2.11)	(1.08)	(.36)	(.64)	(.05)
Net asset value, end of period	15.71	25.45	23.93	21.06	18.91

Total Return (%)	(32.21)	11.15	15.53	14.88	16.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.50	.50	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.09	.60	.52	.55	.67
Portfolio Turnover Rate	31.84	25.08	25.05	13.64	15.54

Net Assets, end of period ($ x 1,000)	734,645	998,016	888,354	724,909	477,646

a Based on average shares outstanding at each month end. See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principal exchange.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after

32

November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income; including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2008,The Bank of New York Mellon earned $893,781 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $8,430,139, undistributed capital gains $49,340,429 and unrealized depreciation $182,722,383.

34

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2008 and October 31, 2007 was as follows: ordinary income $12,079,987 and $4,514,957 and long-term capital gains $74,751,018 and $35,949,561, respectively.

During the period ended October 31, 2008, as a result of permanent book to tax differences, primarily due to treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased accumulated undistributed investment income-net by $8,455, decreased accumulated net realized gain (loss) on investments by $7,906,735 and increased paid-in capital by $7,915,190. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008 the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended October 31, 2008, was approximately $152,700 with a related weighted average annualized interest rate of 4.23% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Currently, the Company and 12 other funds (comprised of 35 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000, and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meetings that are conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services.The Distributor determines the amounts to be paid to

36

Service Agents. During the period ended October 31, 2008, the fund was charged $2,256,382 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $153,975 and shareholders services plan fees $153,975.

(c) Prior to December 1, 2007, a 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days of purchase subject to exceptions described in the fund’s current prospectus. During the period ended October 31, 2008, redemption fees charged and received by the fund amounted to $1,250. Effective December 1, 2007, the fund discontinued the redemption fee on shares. The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2008, amounted to $364,251,434 and $288,908,102, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2008, are set forth in the Statement of Financial Futures.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2008, the cost of investments for federal income tax purposes was $1,062,293,091; accordingly, accumulated net unrealized depreciation on investments was $182,722,383, consisting of $64,286,516 gross unrealized appreciation and $247,008,899 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Smallcap Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Smallcap Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2008, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended October 31, 2006, 2005 and 2004 were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Smallcap Stock Index Fund at October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 23, 2008

The Fund 39

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund also hereby designates 68.82% of the ordinary dividends paid during the fiscal year ended October 31, 2008 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2008, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,309,779 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2009 of the percentage applicable to the preparation of their 2008 income tax returns. Also, the fund hereby designates $82,666,208 as a long-term capital gain dividend and $6,052,152 as a short-term capital gain dividend for the fiscal year ended October 31, 2008.

40

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

42

The Fund 43

OFFICERS OF THE FUND (Unaudited)

44

The Fund 45

For More Information

Dreyfus	Transfer Agent &
Smallcap Stock	Dividend Disbursing Agent
Index Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166

Manager	Distributor
The Dreyfus Corporation	MBSC Securities Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbol: DISSX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $123,000 in 2007 and $123,600 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $2,414 in 2007 and $34,815 in 2008. These services consisted of (i) agreed-upon procedures related to compliance with Internal Revenue Code section 817(h), and security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2007 and $-0- in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $10,500 in 2007 and $33,264 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

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The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2007 and $-0- in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2007 and $-0- in 2008.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $-0- in 2007 and $-0- in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,627,514 in 2007 and $7,879,835 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

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     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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